UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-06444
Legg Mason Partners Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 451-2010
Date of fiscal year end: January 31
Date of reporting period: January 31, 2008

ITEM 1. REPORT TO STOCKHOLDERS.
The Annual Report to Stockholders is filed herewith.

ANNUAL REPORT / JANUARY 31, 2008

Legg Mason Partners
Lifestyle Series

Legg Mason Partners
Lifestyle Allocation 100%

Legg Mason Partners
Lifestyle Allocation 85%

Legg Mason Partners
Lifestyle Allocation 70%

Legg Mason Partners
Lifestyle Allocation 50%

Legg Mason Partners
Lifestyle Allocation 30%

Legg Mason Partners
Lifestyle Income Fund

Managed by LEGG MASON GLOBAL ASSET ALLOCATION, LLC

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Lifestyle Series

Legg Mason Partners Lifestyle Series (“Lifestyle Series”) consists of separate investment funds, each with its own investment objective and policies. Each fund offers different levels of potential return and involves different levels of risk.

The Funds are separate investment series of the Legg Mason Partners Equity Trust, a Maryland business trust.

What’s inside

Letter from the chairman	I

Funds overview	1

Funds at a glance	11

Funds expenses	17

Funds performance	29

Historical performances	35

Schedules of investments	41

Statements of assets and liabilities	47

Statements of operations	49

Statements of changes in net assets	51

Financial highlights	57

Notes to financial statements	77

Report of independent registered public accounting firm	93

Board approval of management and subadvisory agreements	94

Additional Information	111

Important tax information	120

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and Legg Mason Global Asset Allocation, LLC (“LMGAA”) is each Fund’s subadviser. LMPFA and LMGAA are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

While the U.S. economy continued to expand during the 12-month reporting period ended January 31, 2008, it weakened significantly as the period progressed. In the first quarter of 2007, U.S. gross domestic product (“GDP”)i growth was a tepid 0.6%, according to the U.S. Commerce Department. The economy then rebounded, as second quarter 2007 GDP growth was a solid 3.8% and third quarter GDP growth accelerated to 4.9%, its strongest showing in four years. However, continued weakness in the housing market and an ongoing credit crunch took their toll on the economy during the last three months of 2007. During this period, the preliminary estimate for GDP growth was 0.6%. Recently, there have been additional signs of an economic slowdown, leading some to believe that the U.S. may be headed for a recession. The U.S. Commerce Department reported that consumer spending rose an anemic 0.3% in December 2007, the weakest growth rate in 15 months. Elsewhere, the U.S. Department of Labor estimated that non-farm payroll employment fell 22,000 in January 2008, the first monthly decline in more than four years.

Ongoing issues related to the housing and subprime mortgage markets and an abrupt tightening in the credit markets prompted the Federal Reserve Board (“Fed”)ii to take several actions during the reporting period. The Fed initially responded by lowering the discount rate—the rate the Fed uses for loans it makes directly to banks—from 6.25% to 5.75% in mid-August 2007. Then, at its meeting on September 18, the Fed reduced the discount rate to 5.25% and the federal funds rateiii from 5.25% to 4.75%. This marked the first reduction in the federal funds rate since June 2003. The Fed again lowered rates in October and December 2007, bringing the federal funds rate to 4.25% at the end of 2007. In January 2008, the Fed continued to aggressively ease monetary policy in an attempt to ward off a recession. In a surprise move, the Fed cut the federal funds rate on January 22, 2008 by 0.75% to 3.50%. The Fed again lowered the federal funds rate during its meeting on January 30, 2008, bringing it to 3.00%, its lowest level since May 2005. In its statement accompanying its latest rate cut, the Fed stated: “Today’s policy action, combined with those taken earlier, should help to promote moderate growth over time and to mitigate the risks to economic activity. However, downside risks to growth remain. The Committee will continue to assess the effects of financial and other developments on economic prospects and will act in a timely manner as needed to address those risks.”

The U.S. stock market was not for the faint of heart during the 12-month reporting period. After rising in three of the first four months of the period, the market reversed course beginning in June 2007. Earlier in the reporting period, U.S. stock prices rose on the back of solid corporate profits, an active merger and acquisition (M&A) environment and hopes that the Fed would lower the federal funds rate in 2007. U.S. equity prices then faltered in June and July 2007 due to troubles in the housing market and expectations that the Fed would not lower short-term interest rates in the foreseeable future. U.S. stock prices then rallied from August through October 2007, as the Fed lowered interest rates and it appeared the credit crunch was easing. However, stock prices then fell sharply during the last three months of the period due to mounting losses related to subprime mortgages and fears of recession in 2008. The market’s mounting woes were evident in January 2008, as the S&P 500 Indexiv fell 6.00%—its worst performance in the month of January since 1990. All told, the S&P 500 Index returned -2.31% during the 12 months ended January 31, 2008.

Legg Mason Partners Lifestyle Series   I

Letter from the chairman continued

Looking at U.S. stock prices more closely, there were few bright spots, as the market’s weakness was broad in scope. Large-cap stocks outperformed their mid- and small-cap counterparts on a relative basis, as the Russell 1000v, Russell Midcapvi and Russell 2000vii Indexes returned -2.45%, -4.51% and -9.79%, respectively, during the 12 months ended January 31, 2008. From an investment style perspective, growth stocks outperformed value stocks, with the Russell 3000 Growthviii and Russell 3000 Valueix Indexes returning 0.07% and -6.20%, respectively.

During the 12-month reporting period, both short- and long-term Treasury yields experienced periods of significant volatility given mixed economic data and shifting expectations regarding the Fed’s future monetary policy. After falling early in the period, yields then moved steadily higher during much of the second quarter of 2007. This was due, in part, to inflationary fears, a solid job market and expectations that the Fed would not be cutting short-term rates in the foreseeable future. During the remainder of the reporting period, the U.S. fixed-income markets were extremely volatile, which negatively impacted market liquidity conditions.

Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered several “flights to quality,” causing Treasury yields to move sharply lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). Overall, during the 12 months ended January 31, 2008, two-year Treasury yields fell from 4.94% to 2.17%. Over the same time frame, 10-year Treasury yields fell from 4.83% to 3.67%. The U.S. yield curvex steepened during the reporting period. Short-term yields fell sharply in concert with the Fed’s rate cuts while longer-term yields fell less dramatically due to inflationary concerns. Looking at the 12-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexxi, returned 8.81%.

Please read on for a more detailed look at prevailing economic and market conditions during the Funds’ fiscal year and to learn how those conditions have affected each Fund’s performance.

Special shareholder notices

Legg Mason Partners Lifestyle Allocation 100%
Legg Mason Partners Lifestyle Allocation 85%
Legg Mason Partners Lifestyle Allocation 70%
Legg Mason Partners Lifestyle Allocation 50%
Legg Mason Partners Lifestyle Allocation 30%
Legg Mason Partners Lifestyle Income Fund

Effective April 16, 2007, the Funds’ subadviser changed to Legg Mason Global Asset Allocation, LLC (“LMGAA”). LMGAA provides the day-to-day portfolio management of the Funds, except for the management of cash and short-term instruments, which is performed by the Funds’ investment manager, Legg Mason Partners Fund Advisor, LLC (“LMPFA”). LMGAA has offices at 620 Eighth Avenue New York, New York 10018 and is a recently organized investment adviser that has been formed to provide asset allocation advisory services for the Funds. LMPFA and LMGAA are wholly-owned subsidiaries of Legg Mason, Inc.

Effective on or about January 25, 2008, with the exception of Legg Mason Partners Lifestyle Income Fund (“Lifestyle Income Fund”), the Funds’ asset allocations were updated to include allocation of a portion of their assets to the Legg Mason Partners Mid Cap Core Fund. Also, at this time, the Lifestyle Income Fund’s asset allocation was updated to allocate a portion of its assets to Legg Mason Value Trust, Inc. and Western Asset Absolute Return Portfolio. The Target Allocations and Target Ranges of the underlying funds have been adjusted to accommodate the addition of these funds.

II   Legg Mason Partners Lifestyle Series

Information about your funds

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Funds’ manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Funds are not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect each Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
 Chairman, President and Chief Executive Officer

March 7, 2008

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

vi	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vii	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

viii	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

[x]	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

xi	The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

Legg Mason Partners Lifestyle Series   III

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Funds overview

The Legg Mason Partners Lifestyle Series (the “Lifestyle Series”) consists of six portfolio investment options (the “Funds”), each of which is a “fund of funds” that invests in a combination of equity and fixed-income mutual funds. The Lifestyle Series offers a mix of equity funds categorized according to average market capitalization (size), investing style (e.g., value, core or growth) and global exposure (e.g., U.S. and/or international stocks). The various options within the Lifestyle Series also offer a mix of bond asset classes such as U.S. and foreign government debt, corporate bonds, high-yield debt and emerging market debt—each of which carries a varying degree of risk/reward potential.
Q. What were the overall market conditions during the Funds’ reporting period?

A. The global equity markets were extremely volatile and performed poorly during the fiscal year. Investors were faced with numerous challenges during the period, including moderating economic growth, decelerating corporate profits and concerns over the impact of weakness in the housing market and the resulting fallout in credit markets. For the 12-month period ended January 31, 2008, the overall domestic stock market, as measured by the S&P 500 Indexi, returned -2.31%. Over the same time frame, the Russell 1000 Indexii of large-cap U.S. stocks produced a total return of -2.45%. Small-cap U.S. stocks performed even worse, with the Russell 2000 Indexiii returning -9.79% over the same period. While international stocks outperformed their U.S. counterparts, they too generated disappointing performance. For the 12 months ended January 31, 2008, the MSCI EAFE Indexiv produced a total return of 0.22%.

Given mounting economic uncertainties and the turmoil in the global stock markets, investors became increasingly risk averse during the fiscal year. This aided the overall bond market and helped it to outperform stocks for the period. The yield on 10-year U.S. Treasury bonds fell from 4.83% at the start of the period to 3.67% at the end. The two-year Treasury yield fell even more dramatically, from 4.94% to 2.17%. Bond prices move inversely with yields, so the drop in yields meant bond prices rose. The Lehman Brothers U.S. Aggregate Indexv, which measures investment grade bonds, produced a solid 8.81% total return for the 12 months ended January 31, 2008. Within the investment grade universe, government bonds performed better than their corporate bond counterparts, as investors preferred to buy the highest quality bonds they could find. Non-investment grade bonds performed poorly, as credit spreads widened. The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Indexvi had a total return of -0.44% for the period.

Legg Mason Partners Lifestyle Series 2008 Annual Report   1

Funds overview continued

Legg Mason Partners Lifestyle Allocation 100%
Target Asset Allocation1

Legg Mason Partners Lifestyle Allocation 100% seeks capital appreciation by investing 100% of its assets in underlying funds that invest principally in equity securities, but there may be times when the manager chooses to invest up to 10% in funds that invest principally in fixed-income securities.
Performance review
For the 12 months ended January 31, 2008, Class A shares of Legg Mason Partners Lifestyle Allocation 100%, excluding sales charges, returned -6.97%. The Fund’s unmanaged benchmarks, the MSCI EAFE Index, the Russell 3000 Indexvii and the Lifestyle Allocation 100% Composite Benchmarkviii, returned 0.22%, -3.08% and -3.74%, respectively, for the same period. The Lipper Multi-Cap Core Funds Category Average2 returned -2.41% over the same time frame.

   PERFORMANCE SNAPSHOT as of January 31, 2008 (excluding sales charges) (unaudited)

	6 MONTHS	12 MONTHS
Lifestyle Allocation 100% — Class A Shares	-8.09%	-6.97%

MSCI EAFE Index	-7.52%	0.22%

Russell 3000 Index	-4.54%	-3.08%

Lifestyle Allocation 100% Composite Benchmark	-5.70%	-3.74%

Lipper Multi-Cap Core Funds Category Average[2]	-5.02%	-2.41%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Investment returns reflect the performance of the Fund with allocations to underlying funds different than those in which the Fund currently invests and different Target Allocations and Target Ranges. Therefore, investment performance based on the Fund’s current underlying funds and allocations may differ.

Excluding sales charges, Class B shares returned -8.45% and Class C shares returned -8.37% over the six months ended January 31, 2008. Excluding sales charges, Class B shares returned -7.66% and Class C shares returned -7.66% over the 12 months ended January 31, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)

As of the Fund’s most current prospectus dated April 16, 2007, as supplemented November 20, 2007, the gross total operating expenses for Class A, Class B, Class C and Class I shares were 2.56%, 3.37%, 3.30% and 2.21%, respectively.

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A, 1.55% for Class B, 1.55% for Class C and 0.55% for Class I shares until November 30, 2008.

[1]	The Target Asset Allocation set forth above represents an approximate mix of investments for the Legg Mason Partners Lifestyle Allocation 100%. The allocation and investment mix of the Fund may vary depending upon market conditions, cash flows in and out of the Fund and other factors. In addition, the allocations and investment ranges of the Fund may be changed, from time to time, upon the approval of the Board of Trustees of the Fund.

[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended January 31, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 910 funds for the six-month period and among the 880 funds for the 12-month period in the Fund’s Lipper category, and excluding sales charges.

† Includes expenses of the underlying funds in which the Fund invests.

2   Legg Mason Partners Lifestyle Series 2008 Annual Report

Legg Mason Partners Lifestyle Allocation 85%
Target Asset Allocation1

Legg Mason Partners Lifestyle Allocation 85% seeks capital appreciation by investing 85% of its assets in underlying funds that invest principally in equity securities and 15% in funds that invest principally in fixed-income securities.
Performance review
For the 12 months ended January 31, 2008, Class A shares of Legg Mason Partners Lifestyle Allocation 85%, excluding sales charges, returned -4.41%. The Fund’s unmanaged benchmarks, the Lehman Brothers U.S. Aggregate Index, the Russell 3000 Index and the Lifestyle Allocation 85% Composite Benchmarkix, returned 8.81%, -3.08% and -2.12%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Growth Funds Category Average2 increased 0.51% over the same time frame.

   PERFORMANCE SNAPSHOT as of January 31, 2008 (excluding sales charges) (unaudited)

	6 MONTHS	12 MONTHS
Lifestyle Allocation 85%—Class A Shares	-5.56%	-4.41%

Lehman Brothers U.S. Aggregate Index	6.82%	8.81%

Russell 3000 Index	-4.54%	-3.08%

Lifestyle Allocation 85% Composite Benchmark	-4.17%	-2.12%

Lipper Mixed-Asset Target Allocation Growth Funds Category Average[2]	-1.97%	0.51%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.
Investment returns reflect the performance of the Fund with allocations to underlying funds different than those in which the Fund currently invests and different Target Allocations and Target Ranges. Therefore, investment performance based on the Fund’s current underlying funds and allocations may differ.

Excluding sales charges, Class B shares returned -5.89% and Class C shares returned -5.76% over the six months ended January 31, 2008. Excluding sales charges, Class B shares returned -5.06% and Class C shares returned -4.82% over the 12 months ended January 31, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)
As of the Fund’s most current prospectus dated April 16, 2007, as supplemented November 20, 2007, the gross total operating expenses for Class A, Class B and Class C shares were 1.34%, 2.12% and 1.81%, respectively.

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A, 1.55% for Class B and 1.55% for Class C shares until November 30, 2008.

[1]	The Target Asset Allocation set forth above represents an approximate mix of investments for the Legg Mason Partners Lifestyle Allocation 85%. The allocation and investment mix of the Fund may vary depending upon market conditions, cash flows in and out of the Fund and other factors. In addition, the allocations and investment ranges of the Fund may be changed, from time to time, upon the approval of the Board of Trustees of the Fund.

[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended January 31, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 671 funds for the six-month period and among the 654 funds for the 12-month period in the Fund’s Lipper category, and excluding sales charges.

† Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Partners Lifestyle Series 2008 Annual Report   3

Funds overview continued

Legg Mason Partners Lifestyle Allocation 70%
Target Asset Allocation1

Legg Mason Partners Lifestyle Allocation 70% seeks long-term growth of capital by investing 70% of its assets in underlying funds that invest principally in equity securities and 30% in funds that invest principally in fixed-income securities.
Performance review
For the 12 months ended January 31, 2008, Class A shares of Legg Mason Partners Lifestyle Allocation 70%, excluding sales charges, returned -2.10%. The Fund’s unmanaged benchmarks, the Lehman Brothers U.S. Aggregate Index, the Russell 3000 Index and the Lifestyle Allocation 70% Composite Benchmarkx, returned 8.81%, -3.08% and -0.18%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Growth Funds Category Average2 increased 0.51% over the same time frame.

   PERFORMANCE SNAPSHOT as of January 31, 2008 (excluding sales charges) (unaudited)

	6 MONTHS	12 MONTHS
Lifestyle Allocation 70%—Class A Shares	-3.17%	-2.10%

Lehman Brothers U.S. Aggregate Index	6.82%	8.81%

Russell 3000 Index	-4.54%	-3.08%

Lifestyle Allocation 70% Composite Benchmark	-2.19%	-0.18%

Lipper Mixed-Asset Target Allocation Growth Funds Category Average[2]	-1.97%	0.51%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Investment returns reflect the performance of the Fund with allocations to underlying funds different than those in which the Fund currently invests and different Target Allocations and Target Ranges. Therefore, investment performance based on the Fund’s current underlying funds and allocations may differ.

Excluding sales charges, Class B shares returned -3.52% and Class C shares returned -3.50% over the six months ended January 31, 2008. Excluding sales charges, Class B shares returned -2.78% and Class C shares returned -2.68% over the 12 months ended January 31, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

Performance of Class I shares is not shown because this share class commenced operations on October 2, 2007.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)
As of the Fund’s most current prospectus dated April 16, 2007, as supplemented November 20, 2007, the gross total operating expenses for Class A, Class B, Class C and Class I shares were 1.25%, 2,04%, 1.80% and 1.00%, respectively.

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A, 1.55% for Class B, 1.55% for Class C and 0.55% for Class I shares until November 30, 2008.

[1]	The Target Asset Allocation set forth above represents an approximate mix of investments for the Legg Mason Partners Lifestyle Allocation 70%. The allocation and investment mix of the Fund may vary depending upon market conditions, cash flows in and out of the Fund and other factors. In addition, the allocations and investment ranges of the Fund may be changed, from time to time, upon the approval of the Board of Trustees of the Fund.

[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended January 31, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 671 funds for the six-month period and among the 654 funds for the 12-month period in the Fund’s Lipper category, and excluding sales charges.

† Includes expenses of the underlying funds in which the Fund invests.

4   Legg Mason Partners Lifestyle Series 2008 Annual Report

Legg Mason Partners Lifestyle Allocation 50%
Target Asset Allocation1

The Legg Mason Partners Lifestyle Allocation 50% seeks a balance of growth of capital and income by investing 50% of its assets in underlying funds that invest principally in equity securities and 50% in funds that invest principally in fixed-income securities.
Performance review
For the 12 months ended January 31, 2008, Class A shares of Legg Mason Partners Lifestyle Allocation 50%, excluding sales charges, returned -0.48%. The Fund’s unmanaged benchmarks, the Lehman Brothers U.S. Aggregate Index, the Russell 1000 Index and the Lifestyle Allocation 50% Composite Benchmarkxi, returned 8.81%, -2.45% and 1.97%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Moderate Funds Category Average2 increased 1.12% over the same time frame.

   PERFORMANCE SNAPSHOT as of January 31, 2008 (excluding sales charges) (unaudited)

	6 MONTHS	12 MONTHS
Lifestyle Allocation 50%—Class A Shares	-1.17%	-0.48%

Lehman Brothers U.S. Aggregate Index	6.82%	8.81%

Russell 1000 Index	-4.27%	-2.45%

Lifestyle Allocation 50% Composite Benchmark	0.16%	1.97%

Lipper Mixed-Asset Target Allocation Moderate Funds Category Average[2]	-0.84%	1.12%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Investment returns reflect the performance of the Fund with allocations to underlying funds different than those in which the Fund currently invests and different Target Allocations and Target Ranges. Therefore, investment performance based on the Fund’s current underlying funds and allocations may differ.

Excluding sales charges, Class B shares returned -1.54% and Class C shares returned -1.43% over the six months ended January 31, 2008. Excluding sales charges, Class B shares returned -1.27% and Class C shares returned -1.07% over the 12 months ended January 31, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

Performance of Class I shares is not shown because this share class commenced operations on January 29, 2008.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)
As of the Fund’s most current prospectus dated April 16, 2007, as supplemented November 20, 2007, the gross total operating expenses for Class A, Class B, Class C and Class I shares were 1.14%, 1.95%, 1.77% and 0.89%, respectively.
As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A, 1.55% for Class B, 1.55% for Class C and 0.55% for Class I shares until November 30, 2008.

[1]	The Target Asset Allocation set forth above represents an approximate mix of investments for the Legg Mason Partners Lifestyle Allocation 50%. The allocation and investment mix of the Fund may vary depending upon market conditions, cash flows in and out of the Fund and other factors. In addition, the allocations and investment ranges of the Fund may be changed, from time to time, upon the approval of the Board of Trustees of the Fund.

[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended January 31, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 467 funds for the six-month period and among the 461 funds for the 12-month period in the Fund’s Lipper category, and excluding sales charges.

† Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Partners Lifestyle Series 2008 Annual Report   5

Funds overview continued

Legg Mason Partners Lifestyle Allocation 30%
Target Asset Allocation1

The Legg Mason Partners Lifestyle Allocation 30% primarily seeks income and secondarily long-term growth of capital by investing 30% of its assets in underlying funds that invest principally in equity securities and 70% in funds that invest principally in fixed-income securities.
Performance review
For the 12 months ended January 31, 2008, Class A shares of Legg Mason Partners Lifestyle Allocation 30%, excluding sales charges, returned 0.84%. The Fund’s unmanaged benchmarks, the Lehman Brothers U.S. Aggregate Index, the Russell 1000 Index, and the Lifestyle Allocation 30% Composite Benchmarkxii, returned 8.81%, -2.45% and 4.20%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Conservative Funds Category Average2 increased 2.44% over the same time frame.

   PERFORMANCE SNAPSHOT as of January 31, 2008 (excluding sales charges) (unaudited)

	6 MONTHS	12 MONTHS
Lifestyle Allocation 30%—Class A Shares	0.33%	0.84%

Lehman Brothers U.S. Aggregate Index	6.82%	8.81%

Russell 1000 Index	-4.27%	-2.45%

Lifestyle Allocation 30% Composite Benchmark	2.51%	4.20%

Lipper Mixed-Asset Target Allocation Conservative Funds Category Average[2]	1.19%	2.44%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Investment returns reflect the performance of the Fund with allocations to underlying funds different than those in which the Fund currently invests and different Target Allocations and Target Ranges. Therefore, investment performance based on the Fund’s current underlying funds and allocations may differ.

Excluding sales charges, Class B shares returned 0.07% and Class C shares returned 0.13% over the six months ended January 31, 2008. Excluding sales charges, Class B shares returned 0.37% and Class C shares returned 0.38% over the 12 months ended January 31, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)
As of the Fund’s most current prospectus dated April 16, 2007, as supplemented November 20, 2007, the gross total operating expenses for Class A, Class B and Class C shares were 1.17%, 1.70% and 1.67%, respectively.

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A, 1.30% for Class B and 1.25% for Class C shares until November 30, 2008.

[1]	The Target Asset Allocation set forth above represents an approximate mix of investments for the Legg Mason Partners Lifestyle Allocation 30%. The allocation and investment mix of the Fund may vary depending upon market conditions, cash flows in and out of the Fund and other factors. In addition, the allocations and investment ranges of the Fund may be changed, from time to time, upon the approval of the Board of Trustees of the Fund.

[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended January 31, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 430 funds for the six-month period and among the 429 funds for the 12-month period in the Fund’s Lipper category, and excluding sales charges.

† Includes expenses of the underlying funds in which the Fund invests.

6   Legg Mason Partners Lifestyle Series 2008 Annual Report

Legg Mason Partners Lifestyle Income Fund
Target Asset Allocation1

The Legg Mason Partners Lifestyle Income Fund seeks high current income by investing 10% of its assets in underlying funds that invest principally in equity securities and 90% in funds that invest principally in fixed-income securities.
Performance review
For the 12 months ended January 31, 2008, Class A shares of Legg Mason Partners Lifestyle Income Fund, excluding sales charges, returned 1.96%. The Fund’s unmanaged benchmarks, the Lehman Brothers U.S. Aggregate Index, the Russell 1000 Index and the Citigroup High Yield Market Indexxiii, returned 8.81%, -2.45% and -0.38%, respectively, for the same period. The Lipper General Bond Funds Category Average2 increased 2.96% over the same time frame.

   PERFORMANCE SNAPSHOT as of January 31, 2008 (excluding sales charges) (unaudited)

	6 MONTHS	12 MONTHS
Lifestyle Income Fund—Class A Shares	2.57%	1.96%

Lehman Brothers U.S. Aggregate Index	6.82%	8.81%

Russell 1000 Index	-4.27%	-2.45%

Citigroup High Yield Market Index	1.26%	-0.38%

Lipper General Bond Funds Category Average[2]	2.36%	2.96%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class B shares returned 2.29% and Class C shares returned 2.32% over the six months ended January 31, 2008. Excluding sales charges, Class B shares returned 1.43% and Class C shares returned 1.48% over the 12 months ended January 31, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

   TOTAL ANNUAL OPERATING EXPENSES† (unaudited)
As of the Fund’s most current prospectus dated April 16, 2007, as supplemented November 20, 2007, the gross total operating expenses for Class A, Class B and Class C shares were 1.28%, 1.85% and 1.91%, respectively.

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A, 1.30% for Class B and 1.25% for Class C shares until November 30, 2008.

[1]	The Target Asset Allocation set forth above represents an approximate mix of investments for the Legg Mason Partners Lifestyle Income Fund. The allocation and investment mix of the Fund may vary depending upon market conditions, cash flows in and out of the Fund and other factors. In addition, the allocations and investment ranges of the Fund may be changed, from time to time, upon the approval of the Board of Trustees of the Fund.

[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended January 31, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 25 funds for the six-month period and among the 23 funds for the 12-month period in the Fund’s Lipper category, and excluding sales charges.

† Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Partners Lifestyle Series 2008 Annual Report   7

Funds overview continued

Q. What were the leading contributors and detractors to performance?

A. Given the fact that stock markets generally underperformed bond markets during the 12 months ended January 31, 2008, the Funds with higher allocations to underlying bond funds performed better than the Funds with higher allocations to underlying stock funds.

For the reporting period, the underlying funds which were the leading contributors to performance were Western Asset Absolute Return Portfolio, Western Asset Core Plus Bond Portfolio and Legg Mason Partners Appreciation Fund. In contrast, the underlying funds which were the largest detractors from performance were Legg Mason Value Trust, Inc., Legg Mason American Leading Companies Trust and Legg Mason Opportunity Trust.

Q. Were there any significant changes to the Funds during the period?

A. We added Legg Mason Partners Mid Cap Core Fund to all of the Funds, except Legg Mason Partners Lifestyle Income Fund, just before the end of the reporting period. In order to do this, we reduced our exposure to certain other underlying funds. In Legg Mason Partners Lifestyle Allocation 100% and Legg Mason Partners Lifestyle Allocation 85%, we eliminated our position in Legg Mason Opportunity Trust. In Legg Mason Partners Lifestyle Allocation 70% and Legg Mason Partners Lifestyle Allocation 50%, we trimmed (but did not eliminate) our positions in Royce Value Fund and Legg Mason Partners Small Cap Growth Fund. In Legg Mason Partners Lifestyle Allocation 30%, we trimmed (but did not eliminate) our position in Royce Value Fund.

Also, we added Legg Mason Value Trust, Inc. and Western Asset Absolute Return Portfolio to Legg Mason Partners Lifestyle Income Fund. In order to do this, we eliminated our positions in Legg Mason Partners Diversified Strategic Income Fund and Legg Mason Partners Capital and Income Fund.

Thank you for your investment in Legg Mason Partners Lifestyle Series. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Funds’ investment goals.

Sincerely,

Steven Bleiberg
Portfolio Manager
Legg Mason Global Asset Allocation, LLC

February 19, 2008

8   Legg Mason Partners Lifestyle Series 2008 Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Lifestyle Allocation 100%: Foreign stocks are subject to certain risks not associated with domestic investing, including currency fluctuations and changes in political and economic conditions; these risks are magnified in emerging markets. The Fund may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. Investments in high-yield securities involve risks beyond those inherent in higher-rated investments. To the extent the Fund invests in fixed-income mutual funds, as interest rates rise, bond prices fall, reducing the value of the Fund’s share price. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

Lifestyle Allocation 85%: Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations: these risks are magnified in emerging markets. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

Lifestyle Allocation 70%: Foreign securities are subject to certain risks not associated with domestic investing, including currency fluctuations and changes in political and economic conditions; these risks are heightened for investments in emerging markets. Small- and mid-cap stocks often experience sharper price fluctuations than stocks of large-cap companies. High-yield securities are lower-rated issues and inherently more risky than higher-rated securities. As interest rates rise, bond prices fall, reducing the value of the Fund. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

Lifestyle Allocation 50%: The Fund is subject to the risks associated with investing in both fixed-income and equity securities. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. In addition, foreign securities are subject to certain risks not associated with domestic investing, including currency fluctuations and changes in political and economic conditions; these risks are magnified in emerging markets. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. High-yield securities are lower-rated and inherently more risky than higher-rated securities. There are additional risks and other expenses associated with funds that invest in other mutual funds rather than directly in portfolio securities. Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

Lifestyle Allocation 30%: As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. High-yield securities are lower-rated and involve greater credit and liquidity risks than investment grade bonds. In addition, foreign securities are subject to certain risks not associated with domestic investing, including currency fluctuations and changes in political and economic conditions; these risks are magnified in emerging markets. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger more established companies. There are additional risks and other expenses associated with funds that invest in other mutual funds rather than directly in portfolio securities. Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

Lifestyle Income Fund: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. High-yield securities are less liquid than investment grade securities and their market values tend to be more volatile. In addition, foreign securities are subject to certain risks not associated with domestic investing, including currency fluctuations and changes in political and economic conditions. There are additional risks and other expenses associated with funds that invest in other mutual funds rather than directly in portfolio securities. Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

ii	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

iii	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

iv	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Legg Mason Partners Lifestyle Series 2008 Annual Report   9

Funds overview continued

[v]	The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

vii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

viii	The Lifestyle Allocation 100% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 55% Russell 1000 Index, 25% Russell 2000 Index and 20% MSCI EAFE Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

ix	The Lifestyle Allocation 85% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Lehman Brothers U.S. Aggregate Index and 5% Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

[x]	The Lifestyle Allocation 70% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Lehman Brothers U.S. Aggregate Index and 5% Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xi	The Lifestyle Allocation 50% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Lehman Brothers U.S. Aggregate Index and 7% Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xii	The Lifestyle Allocation 30% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Lehman Brothers U.S. Aggregate Index and 10% Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xiii	The Citigroup High Yield Market Index is a broad-based unmanaged index of high-yield securities.

10   Legg Mason Partners Lifestyle Series 2008 Annual Report

Funds at a glance (unaudited)

   LEGG MASON PARTNERS LIFESTYLE ALLOCATION 100% BREAKDOWN As of — January 31, 20081

As a Percent of Total Long-Term Investments

Legg Mason Partners Lifestyle Series 2008 Annual Report   11

Funds at a glance (unaudited) continued

   LEGG MASON PARTNERS LIFESTYLE ALLOCATION 85% BREAKDOWN As of — January 31, 20081

As a Percent of Total Long-Term Investments

12   Legg Mason Partners Lifestyle Series 2008 Annual Report

   LEGG MASON PARTNERS LIFESTYLE ALLOCATION 70% BREAKDOWN As of — January 31, 20081

As a Percent of Total Long-Term Investments

Legg Mason Partners Lifestyle Series 2008 Annual Report   13

Funds at a glance (unaudited) continued

   LEGG MASON PARTNERS LIFESTYLE ALLOCATION 50% BREAKDOWN As of — January 31, 20081

As a Percent of Total Long-Term Investments

14   Legg Mason Partners Lifestyle Series 2008 Annual Report

   LEGG MASON PARTNERS LIFESTYLE ALLOCATION 30% BREAKDOWN As of — January 31, 20081

As a Percent of Total Long-Term Investments

Legg Mason Partners Lifestyle Series 2008 Annual Report   15

Funds at a glance (unaudited) continued

   LEGG MASON PARTNERS LIFESTYLE INCOME FUND BREAKDOWN As of — January 31, 20081

As a Percent of Total Long-Term Investments

16   Legg Mason Partners Lifestyle Series 2008 Annual Report

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2007 and held for the six months ended January 31, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Sales	Account	Account	Expense	Paid During
Allocation 100%	Charges[2]	Value	Value	Ratios[3]	the Period[4]
Class A	(8.09)%	$1,000.00	$919.10	0.80%	$3.87

Class B	(8.45)	1,000.00	915.50	1.55	7.48

Class C	(8.37)	1,000.00	916.30	1.54	7.44

[1]	For the six months ended January 31, 2008.

[2]	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Lifestyle Series 2008 Annual Report   17

Funds expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Annualized	Account	Account	Expense	Paid During
Allocation 100%	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,021.17	0.80%	$4.08

Class B	5.00	1,000.00	1,017.39	1.55	7.88

Class C	5.00	1,000.00	1,017.44	1.54	7.83

[1]	For the six months ended January 31, 2008.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to the class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

18   Legg Mason Partners Lifestyle Series 2008 Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2007 and held for the six months ended January 31, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Sales	Account	Account	Expense	Paid During
Allocation 85%	Charges[2]	Value	Value	Ratios[3]	the Period[4]
Class A	(5.56)%	$1,000.00	$944.40	0.76%	$3.72

Class B	(5.89)	1,000.00	941.10	1.47	7.19

Class C	(5.76)	1,000.00	942.40	1.25	6.12

[1]	For the six months ended January 31, 2008.

[2]	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses (net of fee waivers and/or expense reimbursement(s) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Lifestyle Series 2008 Annual Report   19

Funds expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Annualized	Account	Account	Expense	Paid During
Allocation 85%	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,021.37	0.76%	$3.87

Class B	5.00	1,000.00	1,017.80	1.47	7.48

Class C	5.00	1,000.00	1,018.90	1.25	6.36

[1]	For the six months ended January 31, 2008.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to the class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

20   Legg Mason Partners Lifestyle Series 2008 Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2007 and held for the six months ended January 31, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Sales	Account	Account	Expense	Paid During
Allocation 70%	Charges[2]	Value	Value	Ratios[3]	the Period[4]
Class A	(3.17)%	$1,000.00	$968.30	0.73%	$3.62

Class B	(3.52)	1,000.00	964.80	1.45	7.18

Class C	(3.50)	1,000.00	965.00	1.28	6.34

Class I5	(7.05)	1,000.00	929.50	0.44	1.41

[1]	For the six months ended January 31, 2008, unless otherwise noted.

[2]	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

[5]	For the period October 2, 2007 (inception date) to January 31, 2008.

Legg Mason Partners Lifestyle Series 2008 Annual Report   21

Funds expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Annualized	Account	Account	Expense	Paid During
Allocation 70%	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,021.53	0.73%	$3.72

Class B	5.00	1,000.00	1,017.90	1.45	7.38

Class C	5.00	1,000.00	1,018.75	1.28	6.51

Class I4	5.00	1,000.00	1,015.12	0.44	1.47

[1]	For the six months ended January 31, 2008, unless otherwise noted.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to the each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

[4]	For the period October 2, 2007 (inception date) to January 31, 2008.

22   Legg Mason Partners Lifestyle Series 2008 Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2007 and held for the six months ended January 31, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Sales	Account	Account	Expense	Paid During
Allocation 50%	Charges[2]	Value	Value	Ratio[3]	the Period[4]
Class A	(1.17)%	$1,000.00	$988.30	0.66%	$3.31

Class B	(1.54)	1,000.00	984.60	1.46	7.30

Class C	(1.43)	1,000.00	985.70	1.26	6.31

Class I5	0.50	1,000.00	1,005.00	0.64	0.04

[1]	For the six months ended January 31, 2008, unless otherwise noted.

[2]	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses (net of fee waivers and/or expense reimbursement(s) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

[5]	For the period January 29, 2008 (inception date) to January 31, 2008.

Legg Mason Partners Lifestyle Series 2008 Annual Report   23

Funds expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Annualized	Account	Account	Expense	Paid During
Allocation 50%	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,021.88	0.66%	$3.36

Class B	5.00	1,000.00	1,017.85	1.46	7.43

Class C	5.00	1,000.00	1,018.85	1.26	6.41

Class I4	5.00	1,000.00	1,000.24	0.64	0.04

[1]	For the six months ended January 31, 2008, unless otherwise noted.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

[4]	For the period January 29, 2008 (inception date) to January 31, 2008.

24   Legg Mason Partners Lifestyle Series 2008 Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2007 and held for the six months ended January 31, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Sales	Account	Account	Expense	Paid During
Allocation 30%	Charges[2]	Value	Value	Ratios[3]	the Period[4]
Class A	0.33%	$1,000.00	$1,003.30	0.72%	$3.64

Class B	0.07	1,000.00	1,000.70	1.27	6.40

Class C	0.13	1,000.00	1,001.30	1.12	5.65

[1]	For the six months ended January 31, 2008.

[2]	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Lifestyle Series 2008 Annual Report   25

Funds expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Annualized	Account	Account	Expense	Paid During
Allocation 30%	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,021.58	0.72%	$3.67

Class B	5.00	1,000.00	1,018.80	1.27	6.46

Class C	5.00	1,000.00	1,019.56	1.12	5.70

[1]	For the six months ended January 31, 2008.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

26   Legg Mason Partners Lifestyle Series 2008 Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2007 and held for the six months ended January 31, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”

   BASED ON ACTUAL TOTAL RETURN1

	Actual Total
	Return
	Without	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Sales	Account	Account	Expense	Paid During
Income Fund	Charges[2]	Value	Value	Ratios[3]	the Period[4]
Class A	2.57%	$1,000.00	$1,025.70	0.79%	$4.03

Class B	2.29	1,000.00	1,022.90	1.29	6.58

Class C	2.32	1,000.00	1,023.20	1.24	6.32

[1]	For the six months ended January 31, 2008.

[2]	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Lifestyle Series 2008 Annual Report   27

Funds expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	Hypothetical	Beginning	Ending	Annualized	Expenses
Legg Mason Partners Lifestyle	Annualized	Account	Account	Expense	Paid During
Income Fund	Total Return	Value	Value	Ratio[2]	the Period[3]
Class A	5.00%	$1,000.00	$1,021.22	0.79%	$4.02

Class B	5.00	1,000.00	1,018.70	1.29	6.56

Class C	5.00	1,000.00	1,018.95	1.24	6.31

[1]	For the six months ended January 31, 2008.

[2]	Does not include expenses of the Underlying Funds in which the Fund invests.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

28   Legg Mason Partners Lifestyle Series 2008 Annual Report

Funds performance (unaudited)
Legg Mason Partners Lifestyle Allocation 100%

   AVERAGE ANNUAL TOTAL RETURNS1

	Without Sales Charges[2]
	Class A	Class B	Class C
Twelve Months Ended 1/31/08	(6.97)%	(7.66)%	(7.66)%

Inception* through 1/31/08	(5.66)	(6.30)	(6.30)

	With Sales Charges[3]
	Class A	Class B	Class C
Twelve Months Ended 1/31/08	(12.31)%	(12.26)%	(8.58)%

Inception* through 1/31/08	(10.68)	(9.73)	(6.30)

   CUMULATIVE TOTAL RETURNS1

Without Sales Charges[2]
Class A (Inception* through 1/31/08)	(6.16)%

Class B (Inception* through 1/31/08)	(6.85)

Class C (Inception* through 1/31/08)	(6.85)

[1]	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an Investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[2]	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class B and C shares.

[3]	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum sales charge of 5.75%; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, B and C shares is December 29, 2006.

Legg Mason Partners Lifestyle Series 2008 Annual Report   29

Funds performance (unaudited) continued
Legg Mason Partners Lifestyle Allocation 85%

   AVERAGE ANNUAL TOTAL RETURNS1

	Without Sales Charges[2]
	Class A	Class B	Class C
Twelve Months Ended 1/31/08	(4.41)%	(5.06)%	(4.82)%

Five Years Ended 1/31/08	11.42	10.61	10.81

Ten Years Ended 1/31/08	4.39	3.62	3.72

	With Sales Charges[3]
	Class A	Class B	Class C
Twelve Months Ended 1/31/08	(9.92)%	(9.59)%	(5.73)%

Five Years Ended 1/31/08	10.11	10.48	10.81

Ten Years Ended 1/31/08	3.77	3.62	3.72

   CUMULATIVE TOTAL RETURN1

Without Sales Charges[2]
Class A (1/31/98 through 1/31/08)	53.61%

Class B (1/31/98 through 1/31/08)	42.64

Class C (1/31/98 through 1/31/08)	44.14

[1]	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

[2]	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class B and C shares.

[3]	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum sales charge of 5.75%; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

30   Legg Mason Partners Lifestyle Series 2008 Annual Report

Legg Mason Partners Lifestyle Allocation 70%

   AVERAGE ANNUAL TOTAL RETURNS1

	Without Sales Charges[2]
	Class A	Class B	Class C	Class I
Twelve Months Ended 1/31/08	(2.10)%	(2.78)%	(2.68)%	N/A

Five Years Ended 1/31/08	9.70	8.89	9.08	N/A

Ten Years Ended 1/31/08	3.74	2.97	3.07	N/A

Inception* through 1/31/08	4.99	4.21	4.29	(7.05)%

	With Sales Charges[3]
	Class A	Class B	Class C	Class I
Twelve Months Ended 1/31/08	(7.69)%	(7.58)%	(3.64)%	N/A

Five Years Ended 1/31/08	8.42	8.75	9.08	N/A

Ten Years Ended 1/31/08	3.13	2.97	3.07	N/A

Inception* through 1/31/08	4.47	4.21	4.29	(7.05)%

   CUMULATIVE TOTAL RETURNS1

Without Sales Charges[2]
Class A 1/31/98 through 1/31/08	44.38%

Class B 1/31/98 through 1/31/08	33.94

Class C 1/31/98 through 1/31/08	35.27

Class I (Inception* through 1/31/08)	(7.05)

[1]	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[2]	Assumes investments of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class B and C shares

[3]	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum sales charge of 5.75%; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase payment and declares thereafter by 1.00% per year until no CDSC is incurred. Class C shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, B and C shares is February 5, 1996 and for Class I shares is October 2, 2007.

Legg Mason Partners Lifestyle Series 2008 Annual Report   31

Funds performance (unaudited) continued
Legg Mason Partners Lifestyle Allocation 50%

   AVERAGE ANNUAL TOTAL RETURNS1

	Without Sales Charges[2]
	Class A	Class B	Class C	Class I
Twelve Months Ended 1/31/08	(0.48)%	(1.27)%	(1.07)%	N/A

Five Years Ended 1/31/08	7.26	6.42	6.59	N/A

Ten Years Ended 1/31/08	4.62	3.83	3.92	N/A

Inception* through 1/31/08	5.68	4.88	4.96	0.50

	With Sales Charges[3]
	Class A	Class B	Class C	Class I
Twelve Months Ended 1/31/08	(6.22)%	(5.97)%	(2.01)%	N/A

Five Years Ended 1/31/08	6.00	6.27	6.59	N/A

Ten Years Ended 1/31/08	4.01	3.83	3.92	N/A

Inception* through 1/31/08	5.16	4.88	4.96	0.50

   CUMULATIVE TOTAL RETURN1

Without Sales Charges[2]
Class A (1/31/98 through 1/31/08)	57.14%

Class B (1/31/98 through 1/31/08)	45.61

Class C (1/31/98 through 1/31/08)	46.87

Class I (Inception* through 1/31/08)	0.50

[1]	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence fee waivers and/or expense reimbursements, the total return would have been lower.

[2]	Assumes reinvestment of all distributions, including return of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class B and C shares.

[3]	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum sales charge of 5.75%; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, B and C shares is February 5, 1996 and for Class I shares is January 29, 2008.

32   Legg Mason Partners Lifestyle Series 2008 Annual Report

Legg Mason Partners Lifestyle Allocation 30%

   AVERAGE ANNUAL TOTAL RETURNS1

	Without Sales Charges[2]
	Class A	Class B	Class C
Twelve Months Ended 1/31/08	0.84%	0.37%	0.38%

Five Years Ended 1/31/08	6.34	5.76	5.84

Ten Years Ended 1/31/08	4.32	3.78	3.84

	With Sales Charges[3]
	Class A	Class B	Class C
Twelve Months Ended 1/31/08	(3.41)%	(3.99)%	(0.59)%

Five Years Ended 1/31/08	5.42	5.60	5.84

Ten Years Ended 1/31/08	3.87	3.78	3.84

   CUMULATIVE TOTAL RETURNS1

Without Sales Charges[2]
Class A (1/31/98) through 1/31/08)	52.70%

Class B (1/31/98) through 1/31/08)	44.93

Class C (1/31/98) through 1/31/08)	45.80

[1]	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[2]	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class B and C shares.

[3]	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum sales charge of 4.25%; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase payment. The CDSC declines by 0.50% the first year after purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

Legg Mason Partners Lifestyle Series 2008 Annual Report   33

Funds performance (unaudited) continued
Legg Mason Partners Lifestyle Income Fund

   AVERAGE ANNUAL TOTAL RETURNS1

	Without Sales Charges[2]
	Class A	Class B	Class C
Twelve Months Ended 1/31/08	1.96%	1.43%	1.48%

Five Years Ended 1/31/08	5.41	4.90	4.96

Ten Years Ended 1/31/08	3.94	3.42	3.47

	With Sales Charges[3]
	Class A	Class B	Class C
Twelve Months Ended 1/31/08	(2.41)%	(2.93)%	0.51%

Five Years Ended 1/31/08	4.48	4.73	4.96

Ten Years Ended 1/31/08	3.49	3.42	3.47

   CUMULATIVE TOTAL RETURNS1

Without Sales Charges[2]
Class A (1/31/98 through 1/31/08)	47.21%

Class B (1/31/98 through 1/31/08)	39.96

Class C (1/31/98 through 1/31/08)	40.67

[1]	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[2]	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class B and C shares.

[3]	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum sales charge of 4.25%; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and declines by 1.00% per year until no CDSC is incurred. Class C shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

34   Legg Mason Partners Lifestyle Series 2008 Annual Report

Historical performances (unaudited)

VALUE OF $10,000 INVESTED IN CLASS A SHARES OF LEGG MASON PARTNERS LIFESTYLE ALLOCATION 100% VS.
BENCHMARK INDEXES† — December 29, 2006* - January 31, 2008

†	Hypothetical illustration of $10,000 invested on December 29, 2006 (inception date) assuming deduction of the maximum 5.75% sales charge at the time of investment for Class A shares. It also assumes reinvestment of all distributions, including returns of capital, if any, through January 31, 2008. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Lifestyle Allocation 100% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 55% Russell 1000 Index, 25% Russell 2000 Index and 20% MSCI EAFE Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. These Indexes are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

*	Inception date for Class A shares is December 29, 2006.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

Legg Mason Partners Lifestyle Series 2008 Annual Report   35

Historical performances (unaudited) continued

VALUE OF $10,000 INVESTED IN CLASS A SHARES OF LEGG MASON PARTNERS LIFESTYLE ALLOCATION 85% VS.
BENCHMARK INDEXES† — January 1998 - January 2008

†	Hypothetical illustration of $10,000 invested in Class A shares on January 31, 1998 assuming deduction of the maximum 5.75% sales charge at the time of investment for Class A shares. It also assumes reinvestment of all distributions, including returns of capital, if any, through January 31, 2008. The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Lifestyle Allocation 85% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Lehman Brothers U.S. Aggregate Index and 5% Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. These Indexes are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

36   Legg Mason Partners Lifestyle Series 2008 Annual Report

VALUE OF $10,000 INVESTED IN CLASS A SHARES OF LEGG MASON PARTNERS LIFESTYLE ALLOCATION 70% VS.
BENCHMARK INDEXES† — January 31, 1998 - January 31, 2008

†	Hypothetical illustration of $10,000 invested in Class A shares on January 31, 1998 assuming deduction of the maximum 5.75% sales charge at the time of investment for Class A shares. It also assumes reinvestment of all distributions, including returns of capital, if any, through January 31, 2008. The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Lifestyle Allocation 70% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Lehman Brothers U.S. Aggregate Index and 5% Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. These Indexes are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

Legg Mason Partners Lifestyle Series 2008 Annual Report   37

Historical performances (unaudited) continued

VALUE OF $10,000 INVESTED IN CLASS A SHARES OF LEGG MASON PARTNERS LIFESTYLE ALLOCATION 50% VS.
BENCHMARK INDEXES† — January 31, 1998 - January 31, 2008

†	Hypothetical illustration of $10,000 invested in Class A shares on January 31, 1998 assuming deduction of the maximum 5.75% sales charge at the time of investment for Class A shares. It also assumes reinvestment of all distributions, including returns of capital, if any, through January 31, 2008. The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Lifestyle Allocation 50% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Lehman Brothers U.S. Aggregate Index and 7% Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. These Indexes are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

38   Legg Mason Partners Lifestyle Series 2008 Annual Report

VALUE OF $10,000 INVESTED IN CLASS A SHARES OF LEGG MASON PARTNERS LIFESTYLE ALLOCATION 30% VS.
BENCHMARK INDEXES† — January 1998 - January 2008

†	Hypothetical illustration of $10,000 invested in Class A shares on January 31, 1998 assuming deduction of the maximum 4.25% sales charge at the time of investment for Class A shares. It also assumes reinvestment of all distributions, including returns of capital, if any, through January 31, 2008. The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Lifestyle Allocation 30% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Lehman Brothers U.S. Aggregate Index and 10% Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. These Indexes are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower.

Legg Mason Partners Lifestyle Series 2008 Annual Report   39

Historical performances (unaudited) continued

VALUE OF $10,000 INVESTED IN CLASS A SHARES OF LEGG MASON PARTNERS LIFESTYLE INCOME FUND VS.
BENCHMARK INDEXES† — January 31, 1998 - January 31, 2008

†	Hypothetical illustration of $10,000 invested in Class A shares on January 31, 1998 assuming deduction of the maximum 4.25% sales charge at the time of investment for Class A shares. It also assumes reinvestment of all distributions, including returns of capital, if any, through January 31, 2008. The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Citigroup High Yield Market Index is a broad-based unmanaged index of high-yield securities. These Indexes are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower.

40   Legg Mason Partners Lifestyle Series 2008 Annual Report

Schedules of investments
January 31, 2008

   LEGG MASON PARTNERS LIFESTYLE ALLOCATION 100%

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS — 99.0%

265,591	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Class Shares	$4,799,230

224,522	Legg Mason Investors Trust, Inc. — Legg Mason American Leading Cos. Trust, Institutional Class Shares	5,074,193

	Legg Mason Partners Equity Trust:
65,285	Legg Mason Partners Aggressive Growth Fund, Class I Shares*	7,621,380

477,826	Legg Mason Partners International All Cap Opportunity Fund, Class I Shares	4,864,264

303,147	Legg Mason Partners Large Cap Growth Fund, Class I Shares*	7,339,198

232,278	Legg Mason Partners Mid Cap Core Fund, Class I Shares	4,668,789

238,435	Legg Mason Partners Small Cap Growth Fund, Class I Shares†	3,690,971

114,835	Legg Mason Value Trust, Inc., Institutional Class Shares*	7,444,776

376,564	The Royce Fund — Royce Value Fund, Institutional Class Shares	3,867,308

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $55,645,609)	49,370,109

FACE
AMOUNT
SHORT-TERM INVESTMENT — 1.1%

	Repurchase Agreement — 1.1%

$561,000	Interest in $281,667,000 joint tri-party repurchase agreement dated 1/31/08 with Merrill Lynch, Pierce, Fenner & Smith Inc., 2.600% due 2/1/08; Proceeds at maturity — $561,041; (Fully collateralized by various U.S. government agency obligations, 0.000% due 7/15/15 to 1/15/30; Market value — $572,221) (Cost — $561,000)	$561,000

	TOTAL INVESTMENTS — 100.1% (Cost — $56,206,609#)	49,931,109

	Liabilities in Excess of Other Assets — (0.1)%	(64,120)

	TOTAL NET ASSETS — 100.0%	$49,866,989

*	Non-income producing security.

† Effective March 2, 2007, Legg Mason Partners Small Cap Growth Fund I was renamed Legg Mason Partners Small Cap Growth Fund.

#	Aggregate cost for federal income tax purposes is $56,566,230.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Annual Report   41

Schedule of investments continued
January 31, 2008

   LEGG MASON PARTNERS LIFESTYLE ALLOCATION 85%

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS — 99.4%

3,396,163	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Class Shares	$61,368,664

1,438,818	Legg Mason Investors Trust, Inc. — Legg Mason American Leading Cos. Trust, Institutional Class Shares	32,517,290

	Legg Mason Partners Equity Trust:
837,409	Legg Mason Partners Aggressive Growth Fund, Class I Shares*	97,759,089

2,246,912	Legg Mason Partners Appreciation Fund, Class I Shares	32,647,626

6,117,256	Legg Mason Partners International All Cap Opportunity Fund, Class I Shares	62,273,664

2,638,015	Legg Mason Partners Large Cap Growth Fund, Class I Shares*	63,866,347

1,504,231	Legg Mason Partners Mid Cap Core Fund, Class I Shares	30,235,053

3,049,522	Legg Mason Partners Small Cap Growth Fund, Class I Shares†	47,206,602

980,431	Legg Mason Value Trust, Inc., Institutional Class Shares*	63,561,368

4,829,150	The Royce Fund — Royce Value Fund, Institutional Class Shares	49,595,366

	Western Asset Funds, Inc.:
3,364,197	Western Asset Absolute Return Portfolio, Institutional Class Shares	34,348,453

3,099,561	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	31,987,469

3,505,874	Western Asset High Yield Portfolio, Institutional Class Shares	33,165,568

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $593,190,640)	640,532,559

FACE
AMOUNT
SHORT-TERM INVESTMENT — 0.6%

	Repurchase Agreement — 0.6%

$3,914,000	Interest in $906,871,000 joint tri-party repurchase agreement dated 1/31/08 with Greenwich Capital Markets Inc., 2.850% due 2/1/08; Proceeds at maturity — $3,914,310; (Fully collateralized by various U.S. government agency obligations, 3.250% to 6.210% due 5/15/08 to 8/6/38; Market value — $3,992,286) (Cost — $3,914,000)	$3,914,000

	TOTAL INVESTMENTS — 100.0% (Cost — $597,104,640#)	644,446,559

	Liabilities in Excess of Other Assets — 0.0%	(158,139)

	TOTAL NET ASSETS — 100.0%	$644,288,420

*	Non-income producing security.

† Effective March 2, 2007, Legg Mason Partners Small Cap Growth Fund I was renamed Legg Mason Partners Small Cap Growth Fund.

#	Aggregate cost for federal income tax purposes is $599,863,146.

See Notes to Financial Statements.

42   Legg Mason Partners Lifestyle Series 2008 Annual Report

   LEGG MASON PARTNERS LIFESTYLE ALLOCATION 70%

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS — 100.0%

2,151,609	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Class Shares	$38,879,571

	Legg Mason Partners Equity Trust:
471,659	Legg Mason Partners Aggressive Growth Fund, Class I Shares*	55,061,507

3,796,477	Legg Mason Partners Appreciation Fund, Class I Shares	55,162,805

3,709,875	Legg Mason Partners Fundamental Value Fund, Class I Shares	55,054,538

3,875,483	Legg Mason Partners International All Cap Opportunity Fund, Class I Shares	39,452,418

1,271,080	Legg Mason Partners Mid Cap Core Fund, Class I Shares	25,548,713

1,788,918	Legg Mason Partners Small Cap Growth Fund, Class I Shares†	27,692,458

828,301	Legg Mason Value Trust, Inc., Institutional Class Shares*	53,698,747

2,790,729	The Royce Fund — Royce Value Fund, Institutional Class Shares	28,660,786

	Western Asset Funds, Inc.:
5,683,198	Western Asset Absolute Return Portfolio, Institutional Class Shares	58,025,447

8,188,942	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	84,509,881

2,961,231	Western Asset High Yield Portfolio, Institutional Class Shares	28,013,242

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $554,559,741)	549,760,113

FACE
AMOUNT
SHORT-TERM INVESTMENT — 0.3%

	Repurchase Agreement — 0.3%

$1,741,000	Interest in $281,667,000 joint tri-party repurchase agreement dated 1/31/08 with Merrill Lynch, Pierce, Fenner & Smith Inc., 2.600% due 2/1/08; Proceeds at maturity — $1,741,126; (Fully collateralized by various U.S. government agency obligations, 0.000% due 7/15/15 to 1/15/30; Market value — $1,775,823) (Cost — $1,741,000)	$1,741,000

	TOTAL INVESTMENTS — 100.3% (Cost — $556,300,741#)	551,501,113

	Liabilities in Excess of Other Assets — (0.3)%	(1,461,332)

	TOTAL NET ASSETS — 100.0%	$550,039,781

*	Non-income producing security.

† Effective March 2, 2007, Legg Mason Partners Small Cap Growth Fund I was renamed Legg Mason Partners Small Cap Growth Fund.

#	Aggregate cost for federal income tax purposes is $558,477,773.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Annual Report   43

Schedule of investments continued
January 31, 2008

   LEGG MASON PARTNERS LIFESTYLE ALLOCATION 50%

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS — 99.4%

858,097	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Class Shares	$15,505,814

	Legg Mason Partners Equity Trust:
197,477	Legg Mason Partners Aggressive Growth Fund, Class I Shares*	23,053,481

1,589,315	Legg Mason Partners Appreciation Fund, Class I Shares	23,092,753

1,553,159	Legg Mason Partners Fundamental Value Fund, Class I Shares	23,048,880

1,545,416	Legg Mason Partners International All Cap Opportunity Fund, Class I Shares	15,732,332

757,524	Legg Mason Partners Mid Cap Core Fund, Class I Shares	15,226,238

767,166	Legg Mason Partners Small Cap Growth Fund, Class I Shares†	11,875,724

346,863	Legg Mason Value Trust, Inc., Institutional Class Shares*	22,487,149

1,178,908	The Royce Fund — Royce Value Fund, Institutional Class Shares	12,107,383

	Western Asset Funds, Inc.:
4,415,726	Western Asset Absolute Return Portfolio, Institutional Class Shares	45,084,567

9,890,466	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	102,069,613

2,478,493	Western Asset High Yield Portfolio, Institutional Class Shares	23,446,547

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $340,627,156)	332,730,481

FACE
AMOUNT
SHORT-TERM INVESTMENT — 0.4%

	Repurchase Agreement — 0.4%

$1,281,000	Interest in $906,871,000 joint tri-party repurchase agreement dated 1/31/08 with Greenwich Capital Markets Inc., 2.850% due 2/1/08; Proceeds at maturity — $1,281,101; (Fully collateralized by various U.S. government agency obligations, 3.250% to 6.210% due 5/15/08 to 8/6/38; Market value — $1,306,622) (Cost — $1,281,000)	$1,281,000

	TOTAL INVESTMENTS — 99.8% (Cost — $341,908,156#)	334,011,481

	Other Assets in Excess of Liabilities — 0.2%	634,187

	TOTAL NET ASSETS — 100.0%	$334,645,668

*	Non-income producing security.

† Effective March 2, 2007, Legg Mason Partners Small Cap Growth Fund I was renamed Legg Mason Partners Small Cap Growth Fund.

#	Aggregate cost for federal income tax purposes is $343,226,327.

See Notes to Financial Statements.

44   Legg Mason Partners Lifestyle Series 2008 Annual Report

   LEGG MASON PARTNERS LIFESTYLE ALLOCATION 30%

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS — 99.8%

333,839	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Class Shares	$6,032,469

	Legg Mason Partners Equity Trust:
367,930	Legg Mason Partners Appreciation Fund, Class I Shares	5,346,021

359,564	Legg Mason Partners Fundamental Value Fund, Class I Shares	5,335,922

177,907	Legg Mason Partners Mid Cap Core Fund, Class I Shares	3,575,924

112,432	Legg Mason Value Trust, Inc., Institutional Class Shares*	7,288,979

391,212	The Royce Fund — Royce Value Fund, Institutional Class Shares	4,017,752

	Western Asset Funds, Inc.:
1,650,554	Western Asset Absolute Return Portfolio, Institutional Class Shares	16,852,154

4,822,512	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	49,768,322

1,147,279	Western Asset High Yield Portfolio, Institutional Class Shares	10,853,262

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $111,309,916)	109,070,805

FACE
AMOUNT
SHORT-TERM INVESTMENT — 0.3%

	Repurchase Agreement — 0.3%

$388,000	Interest in $906,871,000 joint tri-party repurchase agreement dated 1/31/08 with Greenwich Capital Markets Inc., 2.850% due 2/1/08; Proceeds at maturity- $388,031; (Fully collateralized by various U.S. government agency obligations, 3.250% to 6.210% due 5/15/08 to 8/6/38; Market value — $395,761) (Cost — $388,000)	$388,000

	TOTAL INVESTMENTS — 100.1% (Cost — $111,697,916#)	109,458,805

	Liabilities in Excess of Other Assets — (0.1)%	(152,218)

	TOTAL NET ASSETS — 100.0%	$109,306,587

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $112,148,811.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Annual Report   45

Schedule of investments continued
January 31, 2008

   LEGG MASON PARTNERS LIFESTYLE INCOME FUND

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS — 99.2%

133,039	Legg Mason Partners Equity Trust — Legg Mason Partners Appreciation Fund, Class I Shares	$1,933,057

29,170	Legg Mason Value Trust, Inc., Institutional Class Shares*	1,891,102

	Western Asset Funds, Inc.:
582,948	Western Asset Absolute Return Portfolio, Institutional Class Shares	5,951,899

2,328,662	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	24,031,790

622,172	Western Asset High Yield Portfolio, Institutional Class Shares	5,885,748

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $40,441,145)	39,693,596

FACE
AMOUNT
SHORT-TERM INVESTMENT — 0.6%

	Repurchase Agreement — 0.6%

$229,000	Interest in $906,871,000 joint tri-party repurchase agreement dated 1/31/08 with Greenwich Capital Markets Inc., 2.850% due 2/1/08; Proceeds at maturity — $229,018; (Fully collateralized by various U.S. government agency obligations, 3.250% to 6.210% due 5/15/08 to 8/6/38; Market value — $233,580) (Cost — $229,000)	$229,000

	TOTAL INVESTMENTS — 99.8% (Cost — $40,670,145#)	39,922,596

	Other Assets in Excess of Liabilities — 0.2%	69,746

	TOTAL NET ASSETS — 100.0%	$39,992,342

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $40,838,938.

See Notes to Financial Statements.

46   Legg Mason Partners Lifestyle Series 2008 Annual Report

Statements of assets and liabilities
January 31, 2008

	Legg Mason	Legg Mason	Legg Mason
	Partners	Partners	Partners
	Lifestyle	Lifestyle	Lifestyle
	Allocation	Allocation	Allocation
	100%	85%	70%
ASSETS:

Investments, at cost	$56,206,609	$597,104,640	$556,300,741

Investments, at value	49,931,109	644,446,559	551,501,113

Cash	627	427	352

Receivable for Fund shares sold	416,422	1,508,991	688,209

Receivable for securities sold	31,944	212,920	66,116

Receivable from investment manager	17,885	—	—

Interest receivable	41	282,131	608,595

Prepaid expenses	20,436	42,739	38,349

Total Assets	50,418,464	646,493,767	552,902,734

LIABILITIES:

Payable for Fund shares repurchased	391,509	1,155,726	2,017,858

Payable for securities purchased	73,309	13,486	44,290

Distribution fees payable	20,548	235,874	205,474

Trustees’ fees payable	3,917	2,719	3,025

Distributions payable	—	—	—

Accrued expenses	62,192	797,542	592,306

Total Liabilities	551,475	2,205,347	2,862,953

TOTAL NET ASSETS	$49,866,989	$644,288,420	$550,039,781

NET ASSETS:

Par value (Note 6)	$47	$434	$423

Paid-in capital in excess of par value	54,987,621	569,840,822	561,558,532

Overdistributed/Undistributed net investment income	(24,789)	394,281	1,429,637

Accumulated net realized gain (loss) on investments, sale of Underlying Funds, capital gain distributions from Underlying Funds and foreign currency transactions	1,179,610	26,710,964	(8,149,183)

Net unrealized appreciation (depreciation) on Underlying Funds	(6,275,500)	47,341,919	(4,799,628)

TOTAL NET ASSETS	$49,866,989	$644,288,420	$550,039,781

Shares Outstanding:

Class A	3,114,713	32,839,648	31,935,244

Class B	786,440	8,917,041	8,227,271

Class C	799,915	1,651,889	2,158,146

Class I	—	—	2,189

Net Asset Value:

Class A (and redemption price)	$10.61	$15.00	$12.96

Class B *	$10.60	$14.32	$13.12

Class C *	$10.60	$14.46	$13.12

Class I (offering and redemption price)	—	—	$12.94

Maximum Public Offering Price Per Share:

Class A (based on maximum initial sales charge of 5.75%, 5.75% and 5.75%, respectively.)	$11.26	$15.92	$13.75

*	Redemption price is NAV of Class B and C shares reduced by 5.00% and a 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (see Note 2).

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Annual Report   47

Statements of assets and liabilities continued
January 31, 2008

	Legg Mason	Legg Mason	Legg Mason
	Partners	Partners	Partners
	Lifestyle	Lifestyle	Lifestyle
	Allocation	Allocation	Income
	50%	30%	Fund
ASSETS:

Investments, at cost	$341,908,156	$111,697,916	$40,670,145

Investments, at value	334,011,481	109,458,805	39,922,596

Cash	878	775	846

Receivable for Fund shares sold	1,334,725	239,895	29,620

Receivable for securities sold	79,708	24,958	13,294

Receivable from investment manager	—	—	13,237

Interest receivable	626,688	283,027	135,828

Prepaid expenses	34,399	28,490	13,794

Total Assets	336,087,879	110,035,950	40,129,215

LIABILITIES:

Payable for Fund shares repurchased	865,422	607,658	21,339

Payable for securities purchased	204,812	7,415	22,962

Distribution fees payable	124,784	32,870	11,886

Trustees’ fees payable	1,921	1,628	2,767

Distributions payable	—	—	13,266

Accrued expenses	245,272	79,792	64,653

Total Liabilities	1,442,211	729,363	136,873

TOTAL NET ASSETS	$334,645,668	$109,306,587	$39,992,342

NET ASSETS:

Par value (Note 6)	$275	$95	$40

Paid-in capital in excess of par value	333,168,468	112,556,771	47,719,380

Undistributed net investment income	782,070	339,614	183,969

Accumulated net realized gain (loss) on investments, sale of Underlying Funds, capital gain distributions from Underlying Funds and foreign currency transactions	8,591,530	(1,350,782)	(7,163,498)

Net unrealized appreciation (depreciation) on Underlying Funds	(7,896,675)	(2,239,111)	(747,549)

TOTAL NET ASSETS	$334,645,668	$109,306,587	$39,992,342

Shares Outstanding:

Class A	20,631,729	7,499,857	3,185,290

Class B	4,858,258	1,555,993	681,456

Class C	1,926,136	466,414	143,510

Class I	58,636	—	—

Net Asset Value:

Class A (and redemption price)	$12.10	$11.44	$9.95

Class B *	$12.40	$11.62	$10.06

Class C *	$12.43	$11.60	$10.05

Class I (offering and redemption price)	$12.11	—	—

Maximum Public Offering Price Per Share:

Class A (based on maximum initial sales charge of 5.75%, 4.25% and 4.25%, respectively.)	$12.84	$11.95	$10.39

*	Redemption price is NAV of Class B and C shares reduced by 5.00% (4.50% for the Allocation 30% and the Income Fund) and a 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (see Note 2).

See Notes to Financial Statements.

48   Legg Mason Partners Lifestyle Series 2008 Annual Report

Statements of operations
For the Year Ended January 31, 2008

	Legg Mason	Legg Mason	Legg Mason
	Partners	Partners	Partners
	Lifestyle	Lifestyle	Lifestyle
	Allocation	Allocation	Allocation
	100%	85%	70%
INVESTMENT INCOME:

Income distributions from Underlying Funds	$227,195	$9,627,995	$13,164,751

Short-term capital gains distributions from Underlying Funds	285,678	5,085,854	4,613,611

Interest	10,846	148,794	126,364

Less: Foreign Taxes	(18,687)	(264,672)	(166,154)

Total Investment Income	505,032	14,597,971	17,738,572

EXPENSES:

Distribution fees (Note 4)	149,724	3,037,189	2,614,227

Registration fees	91,169	56,150	51,407

Transfer agent fees (Note 4)	73,413	2,556,200	1,675,430

Legal fees	60,019	102,468	101,308

Investment management fees (Note 2)	38,965	1,146,148	970,029

Audit and tax	23,801	28,012	22,907

Trustees’ fees	5,917	34,989	30,712

Shareholder reports (Note 4)	5,611	212,677	128,128

Custody fees	831	2,287	564

Insurance	456	3,911	3,626

Interest expense	379	271	617

Miscellaneous expenses	6,543	5,570	3,936

Total Expenses	456,828	7,185,872	5,602,891

Less: Fee waivers and/or expense reimbursements (Note 2)	(155,940)	(621,334)	(130,887)

Less: Fee paid indirectly	(35)	(694)	(568)

Net Expenses	300,853	6,563,844	5,471,436

NET INVESTMENT INCOME	204,179	8,034,127	12,267,136

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SALE OF UNDERLYING FUNDS, CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):

Net Realized Gain (Loss) From:

Investment transactions (Note 7)	(47,975)	(316,969)	—

Sale of Underlying Funds	(1,566,983)	(7,294,515)	(3,731,982)

Capital gain distributions from Underlying Funds	2,891,631	38,860,879	29,174,805

Foreign currency transactions	—	2,342	1,912

Net Realized Gain (Loss)	1,276,673	31,251,737	25,444,735

Change in Net Unrealized Appreciation/Depreciation From Underlying Funds	(6,280,694)	(70,109,011)	(50,598,518)

Net Gain (Loss) on Investments, Sale of Underlying Funds, Capital Gain Distributions From Underlying Funds and Foreign Currency Transactions	(5,004,021)	(38,857,274)	(25,153,783)

DECREASE IN NET ASSETS FROM OPERATIONS	$(4,799,842)	$(30,823,147)	$(12,886,647)

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Annual Report   49

Statements of operations continued
For the Year Ended January 31, 2008

	Legg Mason	Legg Mason	Legg Mason
	Partners	Partners	Partners
	Lifestyle	Lifestyle	Lifestyle
	Allocation	Allocation	Income
	50%	30%	Fund
INVESTMENT INCOME:

Income distributions from Underlying Funds	$10,939,285	$4,578,029	$2,276,047

Short-term capital gains distributions from Underlying Funds	2,444,762	769,410	298,104

Interest	88,659	30,112	8,991

Less: Foreign Taxes	(65,262)	(12,659)	—

Total Investment Income	13,407,444	5,364,892	2,583,142

EXPENSES:

Distribution fees (Note 4)	1,579,936	402,057	152,327

Registration fees	51,215	46,230	49,250

Transfer agent fees (Note 4)	665,881	170,341	83,042

Legal fees	101,443	108,255	108,244

Investment management fees (Note 2)	581,614	182,345	71,522

Audit and tax	23,946	24,100	26,716

Trustees’ fees	19,713	7,476	4,829

Shareholder reports (Note 4)	70,126	17,513	39,160

Custody fees	884	597	653

Insurance	2,590	1,255	602

Interest expense	593	186	116

Miscellaneous expenses	54	4,624	4,467

Total Expenses	3,097,995	964,979	540,928

Less: Fee waivers and/or expense reimbursements (Note 2)	(10,940)	(22,713)	(159,751)

Less: Fees paid indirectly	(392)	(74)	(43)

Net Expenses	3,086,663	942,192	381,134

NET INVESTMENT INCOME	10,320,781	4,422,700	2,202,008

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SALE OF UNDERLYING FUNDS, CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):

Net Realized Gain (Loss) From:

Investment transactions (Note 7)	—	—	—

Sale of Underlying Funds	(1,463,290)	(505,022)	(947,957)

Capital gain distributions from Underlying Funds	12,224,443	2,061,440	335,263

Foreign currency transactions	—	—	—

Net Realized Gain (Loss)	10,761,153	1,556,418	(612,694)

Change in Net Unrealized Appreciation/Depreciation From Underlying Funds	(23,030,325)	(5,132,868)	(806,499)

Net Gain (Loss) on Investments, Sale of Underlying Funds, Capital Gain Distributions From Underlying Funds and Foreign Currency Transactions	(12,269,172)	(3,576,450)	(1,419,193)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,948,391)	$846,250	$782,815

See Notes to Financial Statements.

50   Legg Mason Partners Lifestyle Series 2008 Annual Report

Statements of changes in net assets
Legg Mason Partners Lifestyle Allocation 100%

FOR THE YEARS ENDED JANUARY 31,	2008	2007
OPERATIONS:

Net investment income (loss)	$204,179	$(76)

Net realized gain (loss)	1,276,673	(410)

Change in net unrealized appreciation/depreciation	(6,280,694)	5,194

Increase (Decrease) in Net Assets From Operations	(4,799,842)	4,708

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):

Net investment income	(209,002)	—

Net realized gains	(86,653)	—

Decrease in Net Assets From Distributions to Shareholders	(295,655)	—

FUND SHARE TRANSACTIONS (NOTE 6):

Net proceeds from sale of shares	59,556,950	1,817,012

Reinvestment of distributions	288,356	—

Cost of shares repurchased	(6,704,493)	(47)

Increase in Net Assets From Fund Share Transactions	53,140,813	1,816,965

Increase in Net Assets	48,045,316	1,821,673

NET ASSETS:

Beginning of year	1,821,673	—

End of year*	$49,866,989	$1,821,673

* Includes (overdistributed) undistributed net investment income of:	$(24,789)	$34

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Annual Report   51

Statements of changes in net assets continued
Legg Mason Partners Lifestyle Allocation 85%

FOR THE YEARS ENDED JANUARY 31,	2008	2007
OPERATIONS:

Net investment income	$8,034,127	$967,178

Net realized gain	31,251,737	97,156,738

Change in net unrealized appreciation/depreciation	(70,109,011)	(49,837,971)

Increase (Decrease) in Net Assets From Operations	(30,823,147)	48,285,945

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):

Net investment income	(7,600,032)	(1,200,002)

Net realized gains	(26,995,349)	—

Decrease in Net Assets From Distributions to Shareholders	(34,595,381)	(1,200,002)

FUND SHARE TRANSACTIONS (NOTE 6):

Net proceeds from sale of shares	135,266,184	85,696,901

Reinvestment of distributions	34,371,749	1,192,788

Cost of shares repurchased	(140,372,880)	(155,466,031)

Increase (Decrease) in Net Assets From Fund Share Transactions	29,265,053	(68,576,342)

DECREASE IN NET ASSETS	(36,153,475)	(21,490,399)

NET ASSETS:

Beginning of year	680,441,895	701,932,294

End of year*	$644,288,420	$680,441,895

* Includes undistributed (overdistributed) net investment income of:	$394,281	$(27,832)

See Notes to Financial Statements.

52   Legg Mason Partners Lifestyle Series 2008 Annual Report

Legg Mason Partners Lifestyle Allocation 70%

FOR THE YEARS ENDED JANUARY 31,	2008	2007
OPERATIONS:

Net investment income	$12,267,136	$6,922,777

Net realized gain	25,444,735	72,988,388

Change in net unrealized appreciation/depreciation	(50,598,518)	(39,174,867)

Increase (Decrease) in Net Assets From Operations	(12,886,647)	40,736,298

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):

Net investment income	(11,050,017)	(7,053,889)

Decrease in Net Assets From Distributions to Shareholders	(11,050,017)	(7,053,889)

FUND SHARE TRANSACTIONS (NOTE 6):

Net proceeds from sale of shares	119,702,526	81,482,975

Reinvestment of distributions	10,926,332	6,970,363

Cost of shares repurchased	(134,415,924)	(158,055,796)

Decrease in Net Assets From Fund Share Transactions	(3,787,066)	(69,602,458)

DECREASE IN NET ASSETS	(27,723,730)	(35,920,049)

NET ASSETS:

Beginning of year	577,763,511	613,683,560

End of year*	$550,039,781	$577,763,511

* Includes undistributed net investment income of:	$1,429,637	$220,331

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Annual Report   53

Statements of changes in net assets continued
Legg Mason Partners Lifestyle Allocation 50%

FOR THE YEARS ENDED JANUARY 31,	2008	2007
OPERATIONS:

Net investment income	$10,320,781	$7,513,728

Net realized gain	10,761,153	28,869,313

Change in net unrealized appreciation/depreciation	(23,030,325)	(11,333,410)

Increase (Decrease) in Net Assets From Operations	(1,948,391)	25,049,631

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):

Net investment income	(9,819,203)	(7,760,333)

Net realized gains	(9,882,711)	—

Decrease in Net Assets From Distributions to Shareholders	(19,701,914)	(7,760,333)

FUND SHARE TRANSACTIONS (NOTE 6):

Net proceeds from sale of shares	82,175,354	57,901,124

Reinvestment of distributions	19,320,238	7,594,172

Cost of shares repurchased	(93,570,746)	(112,400,349)

Increase (Decrease) in Net Assets From Fund Share Transactions	7,924,846	(46,905,053)

DECREASE IN NET ASSETS	(13,725,459)	(29,615,755)

NET ASSETS:

Beginning of year	348,371,127	377,986,882

End of year*	$334,645,668	$348,371,127

* Includes undistributed net investment income of:	$782,070	$284,794

See Notes to Financial Statements.

54   Legg Mason Partners Lifestyle Series 2008 Annual Report

Legg Mason Partners Lifestyle Allocation 30%

FOR THE YEARS ENDED JANUARY 31,	2008	2007
OPERATIONS:

Net investment income	$4,422,700	$3,362,545

Net realized gain	1,556,418	3,168,117

Change in net unrealized appreciation/depreciation	(5,132,868)	(174,507)

Increase in Net Assets From Operations	846,250	6,356,155

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):

Net investment income	(4,264,645)	(3,395,348)

Decrease in Net Assets From Distributions to Shareholders	(4,264,645)	(3,395,348)

FUND SHARE TRANSACTIONS (NOTE 6):

Net proceeds from sale of shares	33,108,357	21,418,123

Reinvestment of distributions	4,126,337	3,278,359

Cost of shares repurchased	(32,922,727)	(35,193,598)

Increase (Decrease) in Net Assets From Fund Share Transactions	4,311,967	(10,497,116)

INCREASE (DECREASE) IN NET ASSETS	893,572	(7,536,309)

NET ASSETS:

Beginning of year	108,413,015	115,949,324

End of year*	$109,306,587	$108,413,015

* Includes undistributed net investment income of:	$339,614	$183,254

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Annual Report   55

Statements of changes in net assets continued
Legg Mason Partners Lifestyle Income Fund

FOR THE YEARS ENDED JANUARY 31,	2008	2007
OPERATIONS:

Net investment income	$2,202,008	$2,165,159

Net realized loss	(612,694)	(3,108,593)

Change in net unrealized appreciation/depreciation	(806,499)	3,392,532

Increase in Net Assets From Operations	782,815	2,449,098

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):

Net investment income	(2,102,167)	(2,183,399)

Decrease in Net Assets From Distributions to Shareholders	(2,102,167)	(2,183,399)

FUND SHARE TRANSACTIONS (NOTE 6):

Net proceeds from sale of shares	7,964,076	8,594,287

Reinvestment of distributions	1,955,828	2,042,674

Cost of shares repurchased	(13,497,218)	(18,599,865)

Decrease in Net Assets From Fund Share Transactions	(3,577,314)	(7,962,904)

DECREASE IN NET ASSETS	(4,896,666)	(7,697,205)

NET ASSETS:

Beginning of year	44,889,008	52,586,213

End of year*	$39,992,342	$44,889,008

* Includes undistributed net investment income of:	$183,969	$85,184

See Notes to Financial Statements.

56   Legg Mason Partners Lifestyle Series 2008 Annual Report

Financial highlights
Legg Mason Partners Lifestyle Allocation 100%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES[1]	2008[2]	2007[2,3]
NET ASSET VALUE, BEGINNING OF YEAR	$11.50	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income (loss)[4]	0.13	(0.00)[5]

Net realized and unrealized gain (loss)	(0.93)	0.10

Total income (loss) from operations	(0.80)	0.10

LESS DISTRIBUTIONS FROM:

Net investment income	(0.07)	—

Net realized gains	(0.02)	—

Total distributions	(0.09)	—

NET ASSET VALUE, END OF YEAR	$10.61	$11.50

Total return[6]	(6.97)%	0.88%

NET ASSETS, END OF YEAR (000S)	$33,051	$428

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[7]	1.34%[8]	116.13%[9]

Net expenses[7,10,11]	0.80 [8,12]	0.80 [9]

Net investment income (loss)	1.16	(0.22)[9]

PORTFOLIO TURNOVER RATE	27%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Represents a share of capital stock outstanding prior to April 16, 2007.

[3]	For the period December 29, 2006 (inception date) to January 31, 2007.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	The gross and net ratios include interest expense. Excluding interest expense both ratios would have been the same.

[9]	Annualized.

[10]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.80% until November 30, 2008. Prior to December 1, 2007, this was a voluntary expense limitation.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]	Reflects fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Annual Report   57

Financial highlights continued
Legg Mason Partners Lifestyle Allocation 100%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS B SHARES[1]	2008[2]	2007[2,3]
NET ASSET VALUE, BEGINNING OF YEAR	$11.50	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment income (loss)[4]	0.03	(0.01)

Net realized and unrealized gain (loss)	(0.91)	0.11

Total income (loss) from operations	(0.88)	0.10

LESS DISTRIBUTIONS FROM:

Net realized gains	(0.02)	—

Total distributions	(0.02)	—

NET ASSET VALUE, END OF YEAR	$10.60	$11.50

Total return[5]	(7.66)%	0.88%

NET ASSETS, END OF YEAR (000S)	$8,339	$499

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6]	2.42%[7]	116.88%[8]

Net expenses[6,9,10]	1.55 [7,11]	1.55 [8]

Net investment income (loss)	0.30	(1.24)[8]

PORTFOLIO TURNOVER RATE	27%	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Represents a share of capital stock outstanding prior to April 16, 2007.
[3]	For the period December 29, 2006 (inception date) to January 31, 2007.
[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[6]	Does not include expenses of the Underlying Funds in which the Fund invests.
[7]	The gross and net ratios include interest expense. Excluding interest expense both ratios would have been the same.
[8]	Annualized.
[9]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class B shares will not exceed 1.55% until November 30, 2008. Prior to December 1, 2007, this was a voluntary expense limitation.
[10]	Reflects fee waivers and/or expense reimbursements.
[11]	Reflects fees paid indirectly.

See Notes to Financial Statements.

58   Legg Mason Partners Lifestyle Series 2008 Annual Report

Legg Mason Partners Lifestyle Allocation 100%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS C SHARES[1]	2008[2]	2007[2,3]
NET ASSET VALUE, BEGINNING OF YEAR	$11.50	$11.40

INCOME (LOSS) FROM OPERATIONS:

Net investment loss[4]	(0.01)	(0.00)[5]

Net realized and unrealized gain (loss)	(0.87)	0.10

Total income (loss) from operations	(0.88)	0.10

LESS DISTRIBUTIONS FROM:

Net realized gains	(0.02)	—

Total distributions	(0.02)	—

NET ASSET VALUE, END OF YEAR	$10.60	$11.50

Total return[6]	(7.66)%	0.88%

NET ASSETS, END OF YEAR (000S)	$8,477	$895

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[7]	1.96%[8]	116.88%[9]

Net expenses[7,10,11]	1.54 [8,12]	1.55 [9]

Net investment loss	(0.08)	(0.42)[9]

PORTFOLIO TURNOVER RATE	27%	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Represents a share of capital stock outstanding prior to April 16, 2007.
[3]	For the period December 29, 2006 (inception date) to January 31, 2007.
[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[5]	Amount represents less than $0.01 per share.
[6]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[7]	Does not include expenses of the Underlying Funds in which the Fund invests.
[8]	The gross and net ratios include interest expense. Excluding interest expense both ratios would have been the same.
[9]	Annualized.
[10]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.55% until November 30, 2008. Prior to December 1, 2007, this was a voluntary expense limitation.
[11]	Reflects fee waivers and/or expense reimbursements.
[12]	Reflects fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Annual Report   59

Financial highlights continued
Legg Mason Partners Lifestyle Allocation 85%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31:

CLASS A SHARES[1]	2008[2]	2007[2]	2006[2]	2005[2]	2004[2]
NET ASSET VALUE, BEGINNING OF YEAR	$16.52	$15.36	$13.80	$13.31	$9.22

INCOME (LOSS) FROM OPERATIONS:

Net investment income (loss)[3]	0.23	0.06	(0.00)[4]	(0.01)	0.00 [4]

Net realized and unrealized gain (loss)	(0.89)	1.14	1.56	0.50	4.09

Total income (loss) from operations	(0.66)	1.20	1.56	0.49	4.09

LESS DISTRIBUTIONS FROM:

Net investment income	(0.20)	(0.04)	—	—	—

Net realized gains	(0.66)	—	—	—	—

Total distributions	(0.86)	(0.04)	—	—	—

NET ASSET VALUE, END OF YEAR	$15.00	$16.52	$15.36	$13.80	$13.31

Total return[5]	(4.41)%	7.82%	11.30%	3.68%	44.36%

NET ASSETS, END OF YEAR (000S)	$492,744	$491,940	$464,856	$415,122	$358,644

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6]	0.85%[7]	0.90%[8]	1.03%	1.00%	1.15%

Net expenses[6,9,10]	0.78 [7,11]	0.81 [8]	0.80	0.79	0.80

Net investment income (loss)	1.37	0.37	(0.01)	(0.04)	0.04

PORTFOLIO TURNOVER RATE	15%	79%	47%	4%	4%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Represents a share of capital stock outstanding prior to April 16, 2007.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Amount represents less than $0.01 per share.
[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
[6]	Does not include expenses of the Underlying Funds in which the Fund invests.
[7]	The gross and net ratios include interest expense. Excluding interest expense both ratios would have been the same.
[8]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.85% and 0.77%, respectively.
[9]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.80% until November 30, 2008. Prior to December 1, 2007, this was a voluntary expense limitation.
[10]	Reflects fee waivers and/or expense reimbursements.
[11]	Reflects fees paid indirectly.

See Notes to Financial Statements.

60   Legg Mason Partners Lifestyle Series 2008 Annual Report

Legg Mason Partners Lifestyle Allocation 85%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31:

CLASS B SHARES[1]	2008[2]	2007[2]	2006[2]	2005[2]	2004[2]
NET ASSET VALUE, BEGINNING OF YEAR	$15.80	$14.76	$13.36	$12.99	$9.06

INCOME (LOSS) FROM OPERATIONS:

Net investment income (loss)[3]	0.09	(0.06)	(0.11)	(0.10)	(0.08)

Net realized and unrealized gain (loss)	(0.82)	1.10	1.51	0.47	4.01

Total income (loss) from operations	(0.73)	1.04	1.40	0.37	3.93

LESS DISTRIBUTIONS FROM:

Net investment income	(0.09)	—	—	—	—

Net realized gains	(0.66)	—	—	—	—

Total distributions	(0.75)	—	—	—	—

NET ASSET VALUE, END OF YEAR	$14.32	$15.80	$14.76	$13.36	$12.99

Total return[4]	(5.06)%	7.05%	10.48%	2.85%	43.38%

NET ASSETS, END OF YEAR (000S)	$127,665	$159,423	$200,934	$234,734	$278,172

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5]	1.67%[6]	1.67%[7]	1.81%	1.79%	1.82%

Net expenses[5,8,9]	1.51 [6,10]	1.53 [7]	1.55	1.54	1.55

Net investment income (loss)	0.55	(0.39)	(0.78)	(0.82)	(0.71)

PORTFOLIO TURNOVER RATE	15%	79%	47%	4%	4%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Represents a share of capital stock outstanding prior to April 16, 2007.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	The gross and net ratios include interest expense. Excluding interest expense both ratios would have been the same.
[7]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.63% and 1.49%, respectively.
[8]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class B shares will not exceed 1.55% until November 30, 2008. Prior to December 1, 2007, this was a voluntary expenses limitation.
[9]	Reflects fee waivers and/or expense reimbursements.
[10]	Reflects fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Annual Report   61

Financial highlights continued
Legg Mason Partners Lifestyle Allocation 85%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31:

CLASS C SHARES[1]	2008[2]	2007[2]	2006[2]	2005[2]	2004[2]
NET ASSET VALUE, BEGINNING OF YEAR	$15.94	$14.87	$13.44	$13.04	$9.08

INCOME (LOSS) FROM OPERATIONS:

Net investment income (loss)[3]	0.12	(0.03)	(0.08)	(0.08)	(0.05)

Net realized and unrealized gain (loss)	(0.82)	1.10	1.51	0.48	4.01

Total income (loss) from operations	(0.70)	1.07	1.43	0.40	3.96

LESS DISTRIBUTIONS FROM:

Net investment income	(0.12)	—	—	—	—

Net realized gains	(0.66)	—	—	—	—

Total distributions	(0.78)	—	—	—	—

NET ASSET VALUE, END OF YEAR	$14.46	$15.94	$14.87	$13.44	$13.04

Total return[4]	(4.82)%	7.20%	10.64%	3.07%	43.61%

NET ASSETS, END OF YEAR (000S)	$23,879	$29,079	$36,142	$42,829	$42,824

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5]	1.29%[6]	1.37%[7]	1.39%	1.38%	1.30%

Net expenses[5,8]	1.29 [6,10]	1.34 [7,9]	1.39	1.36 [9]	1.30

Net investment income (loss)	0.75	(0.19)	(0.61)	(0.63)	(0.46)

PORTFOLIO TURNOVER RATE	15%	79%	47%	4%	4%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Represents a share of capital stock outstanding prior to April 16, 2007.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	The gross and net ratios include interest expense. Excluding interest expense both ratios would have been the same.
[7]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.32% and 1.30%, respectively.
[8]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.55% until November 30, 2008. Prior to December 1, 2007, this was a voluntary expense limitation.
[9]	Reflects fee waivers and/or expense reimbursements.
[10]	Reflects fees paid indirectly.

See Notes to Financial Statements.

62   Legg Mason Partners Lifestyle Series 2008 Annual Report

Legg Mason Partners Lifestyle Allocation 70%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31:

CLASS A SHARES[1]	2008[2]	2007[2]	2006[2]	2005[2]	2004[2]
NET ASSET VALUE, BEGINNING OF YEAR	$13.52	$12.73	$11.89	$11.66	$8.75

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.32	0.18	0.13	0.13	0.13

Net realized and unrealized gain (loss)	(0.59)	0.81	0.84	0.27	2.90

Total income (loss) from operations	(0.27)	0.99	0.97	0.40	3.03

LESS DISTRIBUTIONS FROM:

Net investment income	(0.29)	(0.20)	(0.13)	(0.17)	(0.12)

Net realized gains	—	—	—	—	—

Total distributions	(0.29)	(0.20)	(0.13)	(0.17)	(0.12)

NET ASSET VALUE, END OF YEAR	$12.96	$13.52	$12.73	$11.89	$11.66

Total return[4]	(2.10)%	7.77%	8.14%	3.40%	34.67%

NET ASSETS, END OF YEAR (000S)	$413,780	$411,242	$393,641	$363,251	$321,089

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5]	0.76%[6]	0.81%[7]	0.86%	0.87%	0.93%

Net expenses[5,8,9]	0.75 [6,10]	0.79 [7]	0.80	0.78	0.80

Net investment income	2.33	1.44	1.04	1.16	1.27

PORTFOLIO TURNOVER RATE	16%	92%	50%	5%	0%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Represents a share of capital stock outstanding prior to April 16, 2007.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	The gross and net ratios include interest expense. Excluding interest expense both ratios would have been the same.
[7]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.77% and 0.75%, respectively.
[8]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.80% until November 30, 2008. Prior to December 1, 2007, this was a voluntary expenses limitation.
[9]	Reflects fee waivers and/or expense reimbursements.
[10]	Reflects fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Annual Report   63

Financial highlights continued
Legg Mason Partners Lifestyle Allocation 70%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31:

CLASS B SHARES[1]	2008[2]	2007[2]	2006[2]	2005[2]	2004[2]
NET ASSET VALUE, BEGINNING OF YEAR	$13.67	$12.87	$12.02	$11.77	$8.82

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.20	0.08	0.03	0.04	0.05

Net realized and unrealized gain (loss)	(0.57)	0.81	0.85	0.26	2.93

Total income (loss) from operations	(0.37)	0.89	0.88	0.30	2.98

LESS DISTRIBUTIONS FROM:

Net investment income	(0.18)	(0.09)	(0.03)	(0.05)	(0.03)

Net realized gains	—	—	—	—	—

Total distributions	(0.18)	(0.09)	(0.03)	(0.05)	(0.03)

NET ASSET VALUE, END OF YEAR	$13.12	$13.67	$12.87	$12.02	$11.77

Total return[4]	(2.78)%	6.92%	7.32%	2.58%	33.81%

NET ASSETS, END OF YEAR (000S)	$107,908	$137,020	$184,791	$230,727	$306,251

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5]	1.57%[6]	1.60%[7]	1.65%	1.63%	1.60%

Net expenses[5,8,9]	1.51 [6,10]	1.54 [7]	1.55	1.54	1.55

Net investment income	1.46	0.64	0.27	0.36	0.52

PORTFOLIO TURNOVER RATE	16%	92%	50%	5%	0%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Represents a share of capital stock outstanding prior to April 16, 2007.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	The gross and net ratios include interest expense. Excluding interest expense both ratios would have been the same.
[7]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.56% and 1.51%, respectively.
[8]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class B shares will not exceed 1.55% until November 30, 2008. Prior to December 1, 2007, this was a voluntary expense limitation.
[9]	Reflects fee waivers and/or expense reimbursements.
[10]	Reflects fees paid indirectly.

See Notes to Financial Statements.

64   Legg Mason Partners Lifestyle Series 2008 Annual Report

Legg Mason Partners Lifestyle Allocation 70%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31:

CLASS C SHARES[1]	2008[2]	2007[2]	2006[2]	2005[2]	2004[2]
NET ASSET VALUE, BEGINNING OF YEAR	$13.69	$12.89	$12.03	$11.78	$8.83

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.24	0.11	0.05	0.06	0.07

Net realized and unrealized gain (loss)	(0.60)	0.81	0.86	0.27	2.93

Total income (loss) from operations	(0.36)	0.92	0.91	0.33	3.00

LESS DISTRIBUTIONS FROM:

Net investment income	(0.21)	(0.12)	(0.05)	(0.08)	(0.05)

Net realized gains	—	—	—	—	—

Total distributions	(0.21)	(0.12)	(0.05)	(0.08)	(0.05)

NET ASSET VALUE, END OF YEAR	$13.12	$13.69	$12.89	$12.03	$11.78

Total return[4]	(2.68)%	7.15%	7.54%	2.79%	33.99%

NET ASSETS, END OF YEAR (000S)	$28,324	$29,502	$35,251	$43,269	$44,950

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5]	1.30%[6]	1.35%[7]	1.38%	1.38%	1.38%

Net expenses[5,8]	1.30 [6,10]	1.32 [7,9]	1.38	1.37 [9]	1.38

Net investment income	1.74	0.88	0.45	0.55	0.70

PORTFOLIO TURNOVER RATE	16%	92%	50%	5%	0%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Represents a share of capital stock outstanding prior to April 16, 2007.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	The gross and net ratios include interest expense. Excluding interest expense both ratios would have been the same.
[7]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.32% and 1.29%, respectively.
[8]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.55% until November 30, 2008. Prior to December 1, 2007, this was a voluntary expense limitation.
[9]	Reflects fee waivers and/or expense reimbursements.
[10]	Reflects fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Annual Report   65

Financial highlights continued
Legg Mason Partners Lifestyle Allocation 70%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES[1]	2008[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$14.26

INCOME FROM OPERATIONS:

Net investment income[3]	0.23

Net realized and unrealized loss	(1.22)

Total income from operations	(0.99)

LESS DISTRIBUTIONS FROM:

Net investment income	(0.33)

Total distributions	(0.33)

NET ASSET VALUE, END OF PERIOD	$12.94

Total return[4]	(7.05)%

NET ASSETS, END OF PERIOD (000S)	$28

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5,6,7]	0.66%

Net expenses[5,6,7,8,9,10]	0.46

Net investment income[6]	5.15

PORTFOLIO TURNOVER RATE	16%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period October 2, 2007 (inception date) to January 31, 2008.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	Annualized.
[7]	The gross and net ratios include interest expense. Excluding interest expense both ratios would have been the same.
[8]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.55% until November 30, 2008. Prior to December 1, 2007, this was a voluntary expense limitation.
[9]	Reflects fee waivers and/or expense reimbursements.
[10]	Reflects fees paid indirectly.

See Notes to Financial Statements.

66   Legg Mason Partners Lifestyle Series 2008 Annual Report

Legg Mason Partners Lifestyle Allocation 50%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31:

CLASS A SHARES[1]	2008[2]	2007[2]	2006[2]	2005[2]	2004[2]
NET ASSET VALUE, BEGINNING OF YEAR	$12.90	$12.26	$11.95	$11.77	$9.86

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.41	0.29	0.22	0.24	0.26

Net realized and unrealized gain (loss)	(0.45)	0.66	0.31	0.17	1.91

Total income (loss) from operations	(0.04)	0.95	0.53	0.41	2.17

LESS DISTRIBUTIONS FROM:

Net investment income	(0.39)	(0.31)	(0.22)	(0.23)	(0.26)

Net realized gains	(0.37)	—	—	—	—

Return of capital	—	—	—	—	(0.00)[4]

Total distributions	(0.76)	(0.31)	(0.22)	(0.23)	(0.26)

NET ASSET VALUE, END OF YEAR	$12.10	$12.90	$12.26	$11.95	$11.77

Total return[5]	(0.48)%	7.85%	4.49%	3.51%	22.32%

NET ASSETS, END OF YEAR (000S)	$249,747	$245,674	$235,924	$226,769	$195,214

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6]	0.68%[7]	0.72%[8]	0.73%	0.73%	0.76%

Net expenses[6,9]	0.68 [7,10]	0.70 [8,11]	0.73	0.72 [11]	0.76

Net investment income	3.19	2.37	1.86	2.02	2.40

PORTFOLIO TURNOVER RATE	19%	86%	45%	16%	1%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Represents a share of capital stock outstanding prior to April 16, 2007.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Amount represents less than $0.01 per share.
[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
[6]	Does not include expenses of the Underlying Funds in which the Fund invests.
[7]	The gross and net ratios include interest expense. Excluding interest expense both ratios would have been the same.
[8]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.68% and 0.67%, respectively.
[9]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.80% until November 30, 2008. Prior to December 1, 2007, this was a voluntary expenses limitation.
[10]	Reflects fees paid indirectly.
[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Annual Report   67

Financial highlights continued
Legg Mason Partners Lifestyle Allocation 50%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31:

CLASS B SHARES[1]	2008[2]	2007[2]	2006[2]	2005[2]	2004[2]
NET ASSET VALUE, BEGINNING OF YEAR	$13.20	$12.54	$12.21	$12.03	$10.08

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.30	0.19	0.13	0.14	0.18

Net realized and unrealized gain (loss)	(0.45)	0.68	0.32	0.18	1.95

Total income (loss) from operations	(0.15)	0.87	0.45	0.32	2.13

LESS DISTRIBUTIONS FROM:

Net investment income	(0.28)	(0.21)	(0.12)	(0.14)	(0.18)

Net realized gains	(0.37)	—	—	—	—

Return of capital	—	—	—	—	(0.00)[4]

Total distributions	(0.65)	(0.21)	(0.12)	(0.14)	(0.18)

NET ASSET VALUE, END OF YEAR	$12.40	$13.20	$12.54	$12.21	$12.03

Total return[5]	(1.27)%	7.00%	3.71%	2.64%	21.39%

NET ASSETS, END OF YEAR (000S)	$60,243	$75,776	$108,455	$135,612	$176,633

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6]	1.52%[7]	1.52%[8]	1.52%	1.52%	1.53%

Net expenses[6,9]	1.51 [7,10,11]	1.48 [8,10]	1.52	1.51 [10]	1.53

Net investment income	2.29	1.53	1.03	1.19	1.63

PORTFOLIO TURNOVER RATE	19%	86%	45%	16%	1%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Represents a share of capital stock outstanding prior to April 16, 2007.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Amount represents less than $0.01 per share.
[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
[6]	Does not include expenses of the Underlying Funds in which the Fund invests.
[7]	The gross and net ratios include interest expense. Excluding interest expense both ratios would have been the same.
[8]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.49% and 1.46%, respectively.
[9]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class B shares will not exceed 1.55% until November 30, 2008. Prior to December 1, 2007, this was a voluntary expense limitation.
[10]	Reflects fee waivers and/or expense reimbursements.
[11]	Reflects fees paid indirectly.

See Notes to Financial Statements.

68   Legg Mason Partners Lifestyle Series 2008 Annual Report

Legg Mason Partners Lifestyle Allocation 50%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31:

CLASS C SHARES[1]	2008[2]	2007[2]	2006[2]	2005[2]	2004[2]
NET ASSET VALUE, BEGINNING OF YEAR	$13.23	$12.57	$12.23	$12.05	$10.09

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.33	0.22	0.15	0.16	0.19

Net realized and unrealized gain (loss)	(0.45)	0.67	0.33	0.17	1.96

Total income (loss) from operations	(0.12)	0.89	0.48	0.33	2.15

LESS DISTRIBUTIONS FROM:

Net investment income	(0.31)	(0.23)	(0.14)	(0.15)	(0.19)

Net realized gains	(0.37)	—	—	—	—

Return of capital	—	—	—	—	(0.00)[4]

Total distributions	(0.68)	(0.23)	(0.14)	(0.15)	(0.19)

NET ASSET VALUE, END OF YEAR	$12.43	$13.23	$12.57	$12.23	$12.05

Total return[5]	(1.07)%	7.15%	3.93%	2.74%	21.53%

NET ASSETS, END OF YEAR (000S)	$23,946	$26,921	$33,608	$39,570	$38,777

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6]	1.29%[7]	1.34%[8]	1.36%	1.41%	1.48%

Net expenses[6,9]	1.29 [7,11]	1.31 [8,10]	1.36	1.40 [10]	1.48

Net investment income	2.52	1.73	1.21	1.32	1.69

PORTFOLIO TURNOVER RATE	19%	86%	45%	16%	1%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Represents a share of capital stock outstanding prior to April 16, 2007.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Amount represents less than $0.01 per share.
[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
[6]	Does not include expenses of the Underlying Funds in which the Fund invests.
[7]	The gross and net ratios include interest expense. Excluding interest expense both ratios would have been the same.
[8]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.31% and 1.28%, respectively.
[9]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.55% until November 30, 2008. Prior to December 1, 2007, this was a voluntary expense limitation.
[10]	Reflects fee waivers and/or expense reimbursements.
[11]	Reflects fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Annual Report   69

Financial highlights continued
Legg Mason Partners Lifestyle Allocation 50%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES[1]	2008[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$12.05

INCOME FROM OPERATIONS:

Net investment income[3]	0.00 [4]

Net realized and unrealized gain	0.06

Total income from operations	0.06

NET ASSET VALUE, END OF PERIOD	$12.11

Total return[5]	0.50%

NET ASSETS, END OF PERIOD (000S)	$710

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[6,7,8]	0.20%

Net expenses[6,7,8,9,10]	0.20

Net investment income[7]	1.93

PORTFOLIO TURNOVER RATE	19%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period January 29, 2008 (inception date) to January 31, 2008.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Amount represents less than $0.01 per share.
[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results Total returns for periods of less than one year are not annualized.
[6]	Does not include expenses of the Underlying Funds in which the Fund invests.
[7]	Annualized.
[8]	The gross and net ratios include interest expense. Excluding interest expense both ratios would have been the same.
[9]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.55% until November 30, 2008.
[10]	Reflects fees paid indirectly.

See Notes to Financial Statements.

70   Legg Mason Partners Lifestyle Series 2008 Annual Report

Legg Mason Partners Lifestyle Allocation 30%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31:

CLASS A SHARES[1]	2008[2]	2007[2]	2006[2]	2005[2]	2004[2]
NET ASSET VALUE, BEGINNING OF YEAR	$11.81	$11.48	$11.46	$11.35	$9.94

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.49	0.37	0.33	0.35	0.36

Net realized and unrealized gain (loss)	(0.38)	0.34	0.02	0.09 [4]	1.42

Total income from operations	0.11	0.71	0.35	0.44	1.78

LESS DISTRIBUTIONS FROM:

Net investment income	(0.48)	(0.38)	(0.33)	(0.33)	(0.37)

Return of capital	—	—	—	—	(0.00)[5]

Total distributions	(0.48)	(0.38)	(0.33)	(0.33)	(0.37)

NET ASSET VALUE, END OF YEAR	$11.44	$11.81	$11.48	$11.46	$11.35

Total return[6]	0.84%	6.31%	3.13%	3.98%[4]	18.28%

NET ASSETS, END OF YEAR (000S)	$85,817	$80,005	$75,890	$72,141	$60,332

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[7]	0.75%[8]	0.75%[9]	0.75%	0.73%	0.74%

Net expenses[7,10]	0.73 [8,11,12]	0.73 [9,11]	0.75	0.72 [11]	0.74

Net investment income	4.17	3.23	2.87	3.13	3.40

PORTFOLIO TURNOVER RATE	17%	92%	56%	17%	7%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Represents a share of capital stock outstanding prior to April 16, 2007.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Includes unrealized gain on investments not meeting the Fund’s investment guidelines. Excluding this item net realized and unrealized gain per share and total return would have been $0.06 and 3.71%, respectively.
[5]	Amount represents less than $0.01 per share.
[6]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
[7]	Does not include expenses of the Underlying Funds in which the Fund invests.
[8]	The gross and net ratios include interest expense. Excluding interest expense both ratios would have been the same.
[9]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.72% and 0.71%, respectively.
[10]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.80% until November 30, 2008. Prior to December 1, 2007, this was a voluntary expense limitation.
[11]	Reflects fee waivers and/or expense reimbursements.
[12]	Reflects fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Annual Report   71

Financial highlights continued
Legg Mason Partners Lifestyle Allocation 30%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31:

CLASS B SHARES[1]	2008[2]	2007[2]	2006[2]	2005[2]	2004[2]
NET ASSET VALUE, BEGINNING OF YEAR	$11.98	$11.65	$11.62	$11.50	$10.08

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.42	0.31	0.27	0.29	0.31

Net realized and unrealized gain (loss)	(0.37)	0.34	0.03	0.10 [4]	1.43

Total income from operations	0.05	0.65	0.30	0.39	1.74

LESS DISTRIBUTIONS FROM:

Net investment income	(0.41)	(0.32)	(0.27)	(0.27)	(0.32)

Return of capital	—	—	—	—	(0.00)[5]

Total distributions	(0.41)	(0.32)	(0.27)	(0.27)	(0.32)

NET ASSET VALUE, END OF YEAR	$11.62	$11.98	$11.65	$11.62	$11.50

Total return[6]	0.37%	5.65%	2.62%	3.47%[4]	17.53%

NET ASSETS, END OF YEAR (000S)	$18,078	$22,559	$32,756	$39,253	$47,401

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[7]	1.33%[8]	1.28%[9]	1.28%	1.27%	1.27%

Net expenses[7,10]	1.29 [8,11,12]	1.25 [9,11]	1.28	1.26 [11]	1.27

Net investment income	3.53	2.67	2.31	2.54	2.88

PORTFOLIO TURNOVER RATE	17%	92%	56%	17%	7%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Represents a share of capital stock outstanding prior to April 16, 2007.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Includes unrealized gain on investments not meeting the Fund’s investment guidelines. Excluding this item net realized and unrealized gain per share and total return would have been $0.07 and 3.11%, respectively.
[5]	Amount represents less than $0.01 per share.
[6]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
[7]	Does not include expenses of the Underlying Funds in which the Fund invests.
[8]	The gross and net ratios include interest expense. Excluding interest expense both ratios would have been the same.
[9]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.25% and 1.23%, respectively.
[10]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class B shares will not exceed 1.30% until November 30, 2008. Prior to December 1, 2007, this was a voluntary expense limitation.
[11]	Reflects fee waivers and/or expense reimbursements.
[12]	Reflects fees paid indirectly.

See Notes to Financial Statements.

72   Legg Mason Partners Lifestyle Series 2008 Annual Report

Legg Mason Partners Lifestyle Allocation 30%

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31:

CLASS C SHARES[1]	2008[2]	2007[2]	2006[2]	2005[2]	2004[2]
NET ASSET VALUE, BEGINNING OF YEAR	$11.97	$11.63	$11.59	$11.48	$10.06

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.44	0.32	0.28	0.30	0.31

Net realized and unrealized gain (loss)	(0.39)	0.34	0.04	0.09 [4]	1.44

Total income from operations	0.05	0.66	0.32	0.39	1.75

LESS DISTRIBUTIONS FROM:

Net investment income	(0.42)	(0.32)	(0.28)	(0.28)	(0.33)

Return of capital	—	—	—	—	(0.00)[5]

Total distributions	(0.42)	(0.32)	(0.28)	(0.28)	(0.33)

NET ASSET VALUE, END OF YEAR	$11.60	$11.97	$11.63	$11.59	$11.48

Total return[6]	0.38%	5.80%	2.77%	3.42%[4]	17.65%

NET ASSETS, END OF YEAR (000S)	$5,412	$5,849	$7,303	$9,615	$9,174

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[7]	1.17%[8]	1.25%[9]	1.16%	1.22%	1.34%

Net expenses[7,10]	1.17 [8,11]	1.22 [9,12]	1.16	1.22 [12]	1.25 [12]

Net investment income	3.68	2.72	2.42	2.61	2.89

PORTFOLIO TURNOVER RATE	17%	92%	56%	17%	7%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Represents a share of capital stock outstanding prior to April 16, 2007.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Includes unrealized gain on investments not meeting the Fund’s investment guidelines. Excluding this item net realized and unrealized gain per share and total return would have been $0.06 and 3.16%, respectively.
[5]	Amount represents less than $0.01 per share.
[6]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
[7]	Does not include expenses of the Underlying Funds in which the Fund invests.
[8]	The gross and net ratios include interest expense. Excluding interest expense both ratios would have been the same.
[9]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.22% and 1.20%, respectively.
[10]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.25% until November 30, 2008. Prior to December 1, 2007, this was a voluntary expense limitation.
[11]	Reflects fees paid indirectly.
[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Annual Report   73

Financial highlights continued
Legg Mason Partners Lifestyle Income Fund

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31:

CLASS A SHARES[1]	2008[2]	2007[2]	2006[2]	2005[2]	2004[2]
NET ASSET VALUE, BEGINNING OF YEAR	$10.27	$10.19	$10.36	$10.34	$9.59

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.54	0.48	0.43	0.41	0.43

Net realized and unrealized gain (loss)	(0.34)	0.09	(0.19)	0.02	0.79

Total income from operations	0.20	0.57	0.24	0.43	1.22

LESS DISTRIBUTIONS FROM:

Net investment income	(0.52)	(0.49)	(0.41)	(0.41)	(0.43)

Return of capital	—	—	—	—	(0.04)

Total distributions	(0.52)	(0.49)	(0.41)	(0.41)	(0.47)

NET ASSET VALUE, END OF YEAR	$9.95	$10.27	$10.19	$10.36	$10.34

Total return[4]	1.96%	5.75%	2.42%	4.26%	13.02%

NET ASSETS, END OF YEAR (000S)	$31,696	$34,371	$36,992	$33,291	$27,538

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5]	1.11%[6]	0.86%[7]	0.82%	0.80%	0.77%

Net expenses[5,8]	0.79 [6,9,10]	0.81 [7,9]	0.80 [9]	0.79 [9]	0.77

Net investment income	5.29	4.70	4.18	4.04	4.34

PORTFOLIO TURNOVER RATE	31%	76%	42%	3%	4%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Represents a share of capital stock outstanding prior to April 16, 2007.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	The gross and net ratios include interest expense. Excluding interest expense both ratios would have been the same.
[7]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.83% and 0.79%, respectively.
[8]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.80% until November 30, 2008. Prior to December 1, 2007, this was a voluntary expense limitation.
[9]	Reflects fee waivers and/or expense reimbursements.
[10]	Reflects fees paid indirectly.

See Notes to Financial Statements.

74   Legg Mason Partners Lifestyle Series 2008 Annual Report

Legg Mason Partners Lifestyle Income Fund

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31:

CLASS B SHARES[1]	2008[2]	2007[2]	2006[2]	2005[2]	2004[2]
NET ASSET VALUE, BEGINNING OF YEAR	$10.38	$10.29	$10.45	$10.42	$9.66

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.49	0.43	0.38	0.36	0.38

Net realized and unrealized gain (loss)	(0.34)	0.10	(0.18)	0.02	0.80

Total income from operations	0.15	0.53	0.20	0.38	1.18

LESS DISTRIBUTIONS FROM:

Net investment income	(0.47)	(0.44)	(0.36)	(0.35)	(0.38)

Return of capital	—	—	—	—	(0.04)

Total distributions	(0.47)	(0.44)	(0.36)	(0.35)	(0.42)

NET ASSET VALUE, END OF YEAR	$10.06	$10.38	$10.29	$10.45	$10.42

Total return[4]	1.43%	5.27%	1.97%	3.76%	12.43%

NET ASSETS, END OF YEAR (000S)	$6,854	$8,743	$12,992	$15,982	$20,863

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5]	1.83%[6]	1.43%[7]	1.44%	1.36%	1.32%

Net expenses[5,8,9]	1.29 [6,10]	1.29 [7]	1.30	1.29	1.30

Net investment income	4.74	4.22	3.63	3.49	3.80

PORTFOLIO TURNOVER RATE	31%	76%	42%	3%	4%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Represents a share of capital stock outstanding prior to April 16, 2007.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	The gross and net ratios include interest expense. Excluding interest expense both ratios would have been the same.
[7]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.40% and 1.27%, respectively.
[8]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class B shares will not exceed 1.30% until November 30, 2008. Prior to December 1, 2007, this was a voluntary expense limitation.
[9]	Reflects fee waivers and/or expense reimbursements.
[10]	Reflects fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series 2008 Annual Report   75

Financial highlights continued
Legg Mason Partners Lifestyle Income Fund

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
 ENDED JANUARY 31:

CLASS C SHARES[1]	2008[2]	2007[2]	2006[2]	2005[2]	2004[2]
NET ASSET VALUE, BEGINNING OF YEAR	$10.37	$10.28	$10.44	$10.41	$9.65

INCOME (LOSS) FROM OPERATIONS:

Net investment income[3]	0.50	0.44	0.38	0.37	0.38

Net realized and unrealized gain (loss)	(0.35)	0.09	(0.17)	0.02	0.80

Total income from operations	0.15	0.53	0.21	0.39	1.18

LESS DISTRIBUTIONS FROM:

Net investment income	(0.47)	(0.44)	(0.37)	(0.36)	(0.38)

Return of capital	—	—	—	—	(0.04)

Total distributions	(0.47)	(0.44)	(0.37)	(0.36)	(0.42)

NET ASSET VALUE, END OF YEAR	$10.05	$10.37	$10.28	$10.44	$10.41

Total return[4]	1.48%	5.32%	2.03%	3.81%	12.49%

NET ASSETS, END OF YEAR (000S)	$1,442	$1,775	$2,602	$3,207	$3,225

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[5]	1.86%[6]	1.49%[7]	1.50%	1.46%	1.51%

Net expenses[5,8,9]	1.24 [6,10]	1.24 [7]	1.25	1.24	1.25

Net investment income	4.82	4.27	3.69	3.56	3.84

PORTFOLIO TURNOVER RATE	31%	76%	42%	3%	4%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Represents a share of capital stock outstanding prior to April 16, 2007.
[3]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
[5]	Does not include expenses of the Underlying Funds in which the Fund invests.
[6]	The gross and net ratios include interest expense. Excluding interest expense both ratios would have been the same.
[7]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.46% and 1.22%, respectively.
[8]	As a result of a contractual expense limitation, which commenced on December 1, 2007, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.25% until November 30, 2008. Prior to December 1, 2007, this was a voluntary expense limitation.
[9]	Reflects fee waivers and/or expense reimbursements.
[10]	Reflects fees paid indirectly.

See Notes to Financial Statements.

76   Legg Mason Partners Lifestyle Series 2008 Annual Report

Notes to financial statements

1.	Organization and significant accounting policies
Legg Mason Partners Lifestyle Allocation 100% (“Allocation 100%”), Legg Mason Partners Lifestyle Allocation 85% (“Allocation 85%”), Legg Mason Partners Lifestyle Allocation 70% (“Allocation 70%”), Legg Mason Partners Lifestyle Allocation 50% (“Allocation 50%”), Legg Mason Partners Lifestyle Allocation 30% (“Allocation 30%”), and Legg Mason Partners Lifestyle Income Fund (“Income Fund”) (collectively, the “Funds”) are separate diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Prior to April 16, 2007, the Funds were separate investment funds of Legg Mason Partners Lifestyle Series, Inc., a Maryland corporation, registered under the 1940 Act, as a non-diversified open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculates their net asset value, the Funds may value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions and short-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to shareholders. The Allocation 50% and Allocation 30% Funds distribute net investment income quarterly and capital gains, if any, at least annually. Income Fund distributes net investment income monthly and capital gains, if any, at least annually. In addition, the Allocation 100%, Allocation 85% and Allocation 70% Funds distribute net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Legg Mason Partners Lifestyle Series 2008 Annual Report   77

Notes to financial statements continued

(e) Fees Paid Indirectly. The Fund’s custodian calculates its fees based on the Fund’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense in the Statement of Operations.

(f) Class accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(g) Federal and other taxes. It is the funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the funds intend to distribute substantially all of their taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2008, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the following reclassifications have been made:

		Undistributed	Accumulated
		Net Investment	Net Realized	Paid-in
Fund		Income	Losses	Capital
Lifestyle Allocation 100%	(a)	$(20,000)	$(10,000)	$30,000

Lifestyle Allocation 85%	(b)	(14,324)	—	14,324
	(c)	2,342	(2,342)	—

Lifestyle Allocation 70%	(b)	(9,725)	—	9,725
	(c)	1,912	(1,912)	—

Lifestyle Allocation 50%	(b)	(4,302)	—	4,302

Lifestyle Allocation 30%	(b)	(1,695)	—	1,695

Income Fund	(b)	(1,056)	—	1,056

[a]	Reclassifications are primarily due to distributions paid in connection with the redemption of Fund shares.

[b]	Reclassifications are primarily due to a book/tax differences in the treatment of various items.

[c]	Reclassifications are primarily due to foreign currency transactions treated as ordinary income for tax purposes.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager. Prior to April 16, 2007, ClearBridge Advisors, LLC (“ClearBridge”) was each Fund’s subadviser. On April 16, 2007, Legg Mason Global Asset Allocation, LLC (“LMGAA”) became each Fund’s subadviser. LMPFA, LMGAA and ClearBridge are wholly-owned subsidiaries of Legg Mason.

Prior to December 1, 2007, under the investment management agreement, each Fund paid an investment management fee, calculated daily and paid monthly, at an annual rate of 0.20% of each respective Fund’s average daily net assets.

78   Legg Mason Partners Lifestyle Series 2008 Annual Report

Effective December 1, 2007, the management fee of 0.20% charged to each Fund was eliminated. Also, effective December 1, 2007, the Funds do not pay a management fee.

During the year ended January 31, 2008, Allocation 100%, Allocation 85%, Allocation 70% and Allocation 50% Funds’ Class A, Class B, Class C and Allocation 70% and Allocation 50% Funds’ Class I shares had expense limitations in place of 0.80%, 1.55%, 1.55% and 0.55%, respectively, of the average daily net assets of each class. In addition, during the year ended January 31, 2008, Allocation 30% and Income Fund’s Class A, Class B and Class C shares had expense limitations in place of 0.80%, 1.30% and 1.25%, respectively, of the average daily net assets of each class. As of December 1, 2007, management has contractually agreed to cap expenses on all classes until November 30, 2008. Prior to December 1, 2007, these expense caps were voluntary.

During the year ended January 31, 2008, Allocation 100%, Allocation 85%, Allocation 70%, Allocation 50%, Allocation 30% and Income Fund were reimbursed for expenses in the amounts of $155,940, $621,334, $130,887, $10,940, $22,713 and $159,751, respectively.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds, except, in certain cases, for the management of cash and short-term instruments. For its services, LMPFA pays LMGAA 70% of the net management fee that it receives from each Fund. Effective December 1, 2007, LMPFA no longer pays LMGAA this fee.

In addition, the Funds indirectly pay management and/or administration fees to LMPFA and other wholly owned subsidiaries of Legg Mason as a shareholder in the Underlying Funds. These management and administrative fees ranged from 0.40% to 1.00% of the average daily net asset of the Underlying Funds.

Effective December 1, 2007, Legg Mason Investor Services, LLC (“LMIS”), a wholly owned broker-dealer subsidiary of Legg Mason, serves as the Funds’ sole and exclusive distributor. Prior to December 1, 2007, Citigroup Global Markets Inc. (“CGM”), PFS Investments, Inc. (“PFS”) and LMIS served as distributors of the Funds.

For Allocation 100%, Allocation 85%, Allocation 70% and Allocation 50%, there is a maximum initial sales charge of 5.75% for Class A shares. For Allocation 30% and Income Fund, there is a maximum initial sales charge of 4.25% for Class A shares. The Allocation 100%, Allocation 85%, Allocation 70% and Allocation 50% have a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. The Allocation 30% and Income Fund have a CDSC of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate for Allocation 100%, Allocation 85%, Allocation 70%, Allocation 50%, Allocation 30% and Income Fund. These purchases do not incur an initial sales charge.

Legg Mason Partners Lifestyle Series 2008 Annual Report   79

Notes to financial statements continued

For the year ended January 31, 2008, LMIS and its affiliates received sales charges on sales of the Funds’ Class A shares. In addition, for the year ended January 31, 2008, CDSCs paid to LMIS and its affiliates were approximately:

	Sales Charges		CDSCs

	Class A		Class B	Class C
Allocation 100%	$0	*	$2,000	$8,000

Allocation 85%	0	*	26,000	6,000

Allocation 70%	0	*	37,000	5,000

Allocation 50%	0	*	25,000	2,000

Allocation 30%	0	*	7,000	1,000

Income Fund	0	*	4,000	0	*

*	Amount represents less than $1,000.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the year ended January 31, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Allocation 100%	$63,706,936	$7,472,990

Allocation 85%	143,067,309	99,780,406

Allocation 70%	120,157,225	90,950,611

Allocation 50%	75,656,863	64,376,630

Allocation 30%	26,164,529	18,632,747

Income Fund	12,994,031	16,236,928

At January 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation/
	Appreciation	Depreciation	Depreciation
Lifestyle Allocation 100%	$99,576	$(6,734,697)	$(6,635,121)

Lifestyle Allocation 85%	105,663,170	(61,079,757)	44,583,413

Lifestyle Allocation 70%	38,368,768	(45,345,428)	(6,976,660)

Lifestyle Allocation 50%	10,052,566	(19,267,412)	(9,214,846)

Lifestyle Allocation 30%	1,502,432	(4,192,438)	(2,690,006)

Income Fund	63,592	(979,934)	(916,342)

80   Legg Mason Partners Lifestyle Series 2008 Annual Report

4.	Class specific expenses

The Funds have adopted a Rule 12b-1 distribution plan and under that plan the Funds pay a service fee with respect to their Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Allocation 100%, Allocation 85%, Allocation 70%, and Allocation 50% each pay a distribution fee with respect to their Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. The Allocation 30% and Income Fund each pay a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.45%, respectively, of the average daily net assets of each class. Distribution fees are accrued daily and paid monthly.

For the year ended January 31, 2008, class specific expenses were as follows:

	Distribution	Transfer Agent	Shareholder Reports
	Fees	Fees	Expenses
Allocation 100%

Class A	$41,985	$47,399	$3,040

Class B	45,283	24,270	1,930

Class C	62,456	1,743	640

Class I*	—	1	1

Total	$149,724	$73,413	$5,611

Allocation 85%

Class A	$1,275,140	$1,904,358	$154,010

Class B	1,475,147	630,583	54,769

Class C	286,902	21,259	3,898

Total	$3,037,189	$2,556,200	$212,677

Allocation 70%

Class A	$1,066,130	$1,226,022	$90,529

Class B	1,238,430	423,659	33,487

Class C	309,667	25,741	4,072

Class I†	—	8	40

Total	$2,614,227	$1,675,430	$128,128

Allocation 50%

Class A	$634,763	$468,077	$47,629

Class B	681,971	184,426	19,307

Class C	263,202	13,376	3,188

Class I‡	—	2	2

Total	$1,579,936	$665,881	$70,126

Legg Mason Partners Lifestyle Series 2008 Annual Report   81

Notes to financial statements continued

	Distribution	Transfer Agent	Shareholder Reports
	Fees	Fees	Expenses
Allocation 30%

Class A	$209,177	$119,823	$11,198

Class B	151,852	43,988	5,429

Class C	41,028	6,530	886

Total	$402,057	$170,341	$17,513

Income Fund

Class A	$83,051	$53,528	$24,477

Class B	57,820	23,244	12,223

Class C	11,456	6,270	2,460

Total	$152,327	$83,042	$39,160

*	For the period May 4, 2007 (inception date) to November 12, 2007.

†	For the period October 2, 2007 (inception date) to January 31, 2008.

‡	For the period January 29, 2008 (inception date) to January 31, 2008.

5.	Distributions to shareholders by class

	Year Ended	Year Ended
	January 31, 2008	January 31, 2007
Allocation 100%†
Net Investment Income

Class A	$209,002	—

Total	$209,002	—

Net Realized Gains

Class A	$56,933	—

Class B	14,543	—

Class C	15,177	—

Total	$86,653	—

Allocation 85%
Net Investment Income

Class A	$6,601,245	$1,200,002

Class B	795,066	—

Class C	203,721	—

Total	$7,600,032	$1,200,002

82   Legg Mason Partners Lifestyle Series 2008 Annual Report

	Year Ended	Year Ended
	January 31, 2008	January 31, 2007
Net Realized Gains

Class A	$19,805,789	—

Class B	6,012,502	—

Class C	1,177,058	—

Total	$26,995,349	—

Allocation 70%
Net Investment Income

Class A	$9,113,479	$5,880,791

Class B	1,470,525	910,887

Class C	465,317	262,211

Class I‡	696	—

Total	$11,050,017	$7,053,889

Allocation 50%
Net Investment Income

Class A	$7,788,882	$5,901,395

Class B	1,422,197	1,354,624

Class C	608,124	504,314

Total	$9,819,203	$7,760,333

Net Realized Gains

Class A	$7,250,810	—

Class B	1,898,741	—

Class C	733,160	—

Total	$9,882,711	—

Allocation 30%
Net Investment Income

Class A	$3,390,943	$2,538,287

Class B	669,293	681,005

Class C	204,409	176,056

Total	$4,264,645	$3,395,348

Legg Mason Partners Lifestyle Series 2008 Annual Report   83

Notes to financial statements continued

	Year Ended	Year Ended
	January 31, 2008	January 31, 2007
Income Fund
Net Investment Income

Class A	$1,683,642	$1,666,911

Class B	344,181	425,751

Class C	74,344	90,737

Total	$2,102,167	$2,183,399

†	For the period December 29, 2006 (inception date) to January 31, 2007.

‡	For the period October 2, 2007 (inception date) to January 31, 2008.

6.	Shares of beneficial interest

At January 31, 2008, the Trust had an unlimited number of shares of beneficial interest with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Prior to April 16, 2007, the Trust had 6.1 billion shares of capital stock authorized with a par value of $0.001.

Transactions in shares of each class were as follows:

	Year Ended		Year Ended
	January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount
Allocation 100%†
Class A

Shares sold	3,396,983	$39,643,555	37,171	$425,439

Shares issued on reinvestment	22,618	259,415	—	—

Shares repurchased	(342,059)	(3,891,221)	—	—

Net increase	3,077,542	$36,011,749	37,171	$425,439

Class B

Shares sold	865,964	$10,110,969	43,394	$498,691

Shares issued on reinvestment	1,258	14,430	—	—

Shares repurchased	(124,172)	(1,431,843)	(4)	(47)

Net increase	743,050	$8,693,556	43,390	$498,644

Class C

Shares sold	838,081	$9,792,426	77,871	$892,882

Shares issued on reinvestment	1,267	14,511	—	—

Shares repurchased	(117,304)	(1,371,875)	—	—

Net increase	722,044	$8,435,062	77,871	$892,882

84   Legg Mason Partners Lifestyle Series 2008 Annual Report

	Year Ended		Year Ended
	January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount
Class I‡

Shares sold	826	$10,000	—	—

Shares issued on reinvestment	—	—	—	—

Shares repurchased	(826)	(9,554)	—	—

Net increase	—	$446	—	—

Allocation 85%
Class A

Shares sold	6,473,642	$106,402,823	4,466,686	$68,981,429

Shares issued on reinvestment	1,591,462	26,264,531	73,357	1,192,788

Shares repurchased	(5,000,207)	(82,304,520)	(5,026,944)	(77,690,980)

Net increase (decrease)	3,064,897	$50,362,834	(486,901)	$(7,516,763)

Class B

Shares sold	1,502,147	$23,495,490	908,085	$13,401,498

Shares issued on reinvestment	428,870	6,777,370	—	—

Shares repurchased	(3,103,528)	(48,693,478)	(4,431,022)	(65,408,667)

Net decrease	(1,172,511)	$(18,420,618)	(3,522,937)	$(52,007,169)

Class C

Shares sold	333,520	$5,317,780	221,901	$3,313,974

Shares issued on reinvestment	83,353	1,329,848	—	—

Shares repurchased	(588,701)	(9,322,558)	(829,046)	(12,366,384)

Net decrease	(171,828)	$(2,674,930)	(607,145)	$(9,052,410)

Class I*

Shares sold	3,004	$50,091	—	—

Shares issued on reinvestment	—	—	—	—

Shares repurchased	(3,004)	(52,324)	—	—

Net decrease	—	$(2,233)	—	—

Allocation 70%
Class A

Shares sold	6,722,074	$92,572,177	5,154,204	$66,234,123

Shares issued on reinvestment	665,964	9,028,424	437,570	5,820,309

Shares repurchased	(5,872,388)	(80,623,200)	(6,095,517)	(78,114,836)

Net increase (decrease)	1,515,650	$20,977,401	(503,743)	$(6,060,404)

Legg Mason Partners Lifestyle Series 2008 Annual Report   85

Notes to financial statements continued

	Year Ended		Year Ended
	January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount
Class B

Shares sold	1,375,127	$19,097,409	911,478	$11,773,245

Shares issued on reinvestment	106,204	1,457,435	67,039	903,086

Shares repurchased	(3,273,829)	(45,402,911)	(5,315,067)	(68,680,151)

Net decrease	(1,792,498)	$(24,848,067)	(4,336,550)	$(56,003,820)

Class C

Shares sold	576,772	$8,002,576	267,170	$3,475,607

Shares issued on reinvestment	32,020	439,777	18,322	246,968

Shares repurchased	(605,749)	(8,389,813)	(866,157)	(11,260,809)

Net increase (decrease)	3,043	$52,540	(580,665)	$(7,538,234)

Class I**

Shares sold	2,138	$30,364	—	—

Shares issued on reinvestment	51	696	—	—

Shares repurchased	—	—	—	—

Net increase	2,189	$31,060	—	—

Allocation 50%
Class A

Shares sold	5,136,282	$65,803,740	3,942,119	$48,670,727

Shares issued on reinvestment	1,165,087	14,873,332	466,372	5,815,636

Shares repurchased	(4,717,162)	(60,346,445)	(4,598,587)	(56,782,385)

Net increase (decrease)	1,584,207	$20,330,627	(190,096)	$(2,296,022)

Class B

Shares sold	901,532	$11,798,545	506,457	$6,390,446

Shares issued on reinvestment	249,450	3,260,832	104,061	1,330,774

Shares repurchased	(2,034,762)	(26,733,651)	(3,515,620)	(44,273,211)

Net decrease	(883,780)	$(11,674,274)	(2,905,102)	$(36,551,991)

Class C

Shares sold	292,523	$3,863,288	222,789	$2,839,951

Shares issued on reinvestment	90,497	1,186,074	34,951	447,762

Shares repurchased	(492,233)	(6,490,650)	(896,542)	(11,344,753)

Net decrease	(109,213)	$(1,441,288)	(638,802)	$(8,057,040)

86   Legg Mason Partners Lifestyle Series 2008 Annual Report

	Year Ended		Year Ended
	January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount
Class I#

Shares sold	58,636	$709,781	—	—

Shares issued on reinvestment	—	—	—	—

Shares repurchased	—	—	—	—

Net increase	58,636	$709,781	—	—

Allocation 30%
Class A

Shares sold	2,377,140	$28,140,493	1,571,090	$18,054,558

Shares issued on reinvestment	281,168	3,302,205	213,862	2,464,783

Shares repurchased	(1,933,862)	(22,925,333)	(1,619,441)	(18,605,138)

Net increase	724,446	$8,517,365	165,511	$1,914,203

Class B

Shares sold	309,370	$3,717,321	178,266	$2,072,102

Shares issued on reinvestment	55,011	656,555	56,891	665,099

Shares repurchased	(690,822)	(8,315,462)	(1,165,425)	(13,525,158)

Net decrease	(326,441)	$(3,941,586)	(930,268)	$(10,787,957)

Class C

Shares sold	103,713	$1,250,543	110,828	$1,291,463

Shares issued on reinvestment	14,070	167,577	12,715	148,477

Shares repurchased	(140,125)	(1,681,932)	(262,660)	(3,063,302)

Net decrease	(22,342)	$(263,812)	(139,117)	$(1,623,362)

Income Fund
Class A

Shares sold	614,383	$6,269,073	733,852	$7,437,953

Shares issued on reinvestment	155,560	1,576,952	155,265	1,573,296

Shares repurchased	(930,029)	(9,478,824)	(1,173,263)	(11,855,836)

Net decrease	(160,086)	$(1,632,799)	(284,146)	$(2,844,587)

Legg Mason Partners Lifestyle Series 2008 Annual Report   87

Notes to financial statements continued

	Year Ended		Year Ended
	January 31, 2008		January 31, 2007
	Shares	Amount	Shares	Amount
Class B

Shares sold	137,651	$1,412,450	80,791	$826,038

Shares issued on reinvestment	30,577	313,401	37,930	388,089

Shares repurchased	(329,041)	(3,386,844)	(539,039)	(5,496,253)

Net decrease	(160,813)	$(1,660,993)	(420,318)	$(4,282,126)

Class C

Shares sold	27,326	$282,553	32,335	$330,296

Shares issued on reinvestment	6,397	65,475	7,958	81,289

Shares repurchased	(61,412)	(631,550)	(122,290)	(1,247,776)

Net decrease	(27,689)	$(283,522)	(81,997)	$(836,191)

†	For the period December 29, 2006 (inception date) to January 31, 2007, with the exception of Class I.

‡	For the period May 4, 2007 (inception date) to November 12, 2007 (Liquidation date).

*	For the period April 9, 2007 (inception date) to May 30, 2007.

**	For the period October 2, 2007 (inception date) to January 31, 2008.

#	For the period January 29, 2008 (inception date) to January 31, 2008.

7.	Paid-in-kind redemptions

During the year ended January 31, 2008, Allocation 100% and Allocation 85% received securities in lieu of cash proceeds from one of its underlying Funds, Legg Mason Opportunity Trust, to satisfy redemptions.

Subsequently, the securities were sold. The realized capital gains and losses are included in the statements of operations.

8.	Income tax information and distributions to shareholders

Subsequent to the fiscal year end, the Income Fund made the following ordinary income distribution:

Record Date
Payable Date	Class A	Class B	Class C
2/28/2008 2/29/2008	$0.046000	$0.041800	$0.042300

None of the other Funds made any distributions subsequent to the fiscal year end.

The tax character of distributions paid during the fiscal year ended January 31, 2008 were as follows:

	Lifestyle	Lifestyle	Lifestyle
	Allocation 100%	Allocation 85%	Allocation 70%
Distributions paid from:
Ordinary Income	$209,002	$8,436,704	$11,050,017

Net Long-term Capital Gains	86,653	26,158,677	—

Total Distributions Paid	$295,655	$34,595,381	$11,050,017

88   Legg Mason Partners Lifestyle Series 2008 Annual Report

	Lifestyle	Lifestyle
	Allocation 50%	Allocation 30%	Income Fund
Distributions paid from:
Ordinary Income	$10,166,747	$4,264,645	$2,102,167

Net Long-term Capital Gains	9,535,167	—	—

Total Distributions Paid	$19,701,914	$4,264,645	$2,102,167

The tax character of distributions paid during the fiscal year ended January 31, 2007 were as follows:

	Lifestyle	Lifestyle	Lifestyle
	Allocation 100%	Allocation 85%	Allocation 70%
Distributions paid from:
Ordinary Income	—	$1,200,002	$7,053,889

	Lifestyle	Lifestyle
	Allocation 50%	Allocation 30%	Income Fund
Distributions paid from:
Ordinary Income	$7,760,333	$3,395,348	$2,183,399

As of January 31, 2008, the components of accumulated earnings on a tax basis were as follows

	Lifestyle	Lifestyle	Lifestyle
	Allocation 100%	Allocation 85%	Allocation 70%
Undistributed ordinary income — net	$3,543	$479,677	$1,498,250

Undistributed long-term capital gains — net	1,539,231	29,469,470	—

Total undistributed earnings	$1,542,774	$29,949,147	$1,498,250

Capital loss carryforward*	—	—	$(5,972,151)

Other book/tax temporary differences	$(28,332)[a]	$(85,396)[a]	(68,613)[a]

Unrealized appreciation/(depreciation)	(6,635,121)[b]	44,583,413 [b]	(6,976,660)[b]

Total accumulated earnings/(losses) — net	$(5,120,679)	$74,447,164	$(11,519,174)

Legg Mason Partners Lifestyle Series 2008 Annual Report   89

Notes to financial statements continued

	Lifestyle	Lifestyle
	Allocation 50%	Allocation 30%	Income Fund
Undistributed ordinary income — net	$805,894	$345,791	$194,837

Undistributed long-term capital gains — net	9,909,701	—	—

Total undistributed earnings	$10,715,595	$345,791	$194,837

Capital loss carryforward*	—	$(899,887)	$(6,121,047)

Other book/tax temporary differences	$(23,824)[a]	(6,177)[a]	(884,526)[c]

Unrealized appreciation/(depreciation)	(9,214,846)[b]	(2,690,006)[b]	(916,342)[b]

Total accumulated earnings/(losses) — net	$1,476,925	$(3,250,279)	$(7,727,078)

*	During the taxable year ended January 31, 2008, Lifestyle Allocation 70% utilized $27,619,855 and Lifestyle Allocation 30% utilized $1,988,313 of their respective capital loss carryovers available from prior years. As of January 31, 2008, the Funds had the following net capital loss carryforwards remaining:

	Lifestyle	Lifestyle
Year of Expiration	Allocation 70%	Allocation 30%	Income Fund
1/31/2009	—	—	$(656,502)

1/31/2012	—	—	(345,727)

1/31/2013	—	—	(95,670)

1/31/2014	$(5,972,151)	$(899,887)	(1,336,048)

1/31/2015	—	—	(1,331,052)

1/21/2016	—	—	(2,356,048)

Total	$(5,972,151)	$(899,887)	$(6,121,047)

These amounts will be available to offset any future taxable capital gains.

[a]	Other books/tax temporary differences are attributable primarily to the book/tax differences in the timing of the deductibility of various expenses.

[b]	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

[c]	Other book/tax temporary differences are attributable primarily to the deferral of post-October capital losses for tax purposes and book/tax differences in the timing of the deductibility of various expenses.

9.	Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and CGM, a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to

90   Legg Mason Partners Lifestyle Series 2008 Annual Report

make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

10.	Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the

Legg Mason Partners Lifestyle Series 2008 Annual Report   91

Notes to financial statements continued

cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint. The plaintiffs have filed a notice of appeal.

11.	Other matters

As previously disclosed, on September 16, 2005 the staff of the SEC informed SBFM and SBAM, that the staff was considering recommending administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). On September 27, 2007, SBFM and SBAM, without admitting or denying any findings therein, consented to the entry of an order by the SEC relating to the disclosure by certain other funds that are closed-end funds of the sources of distributions paid by the funds between 2001 and 2004. Each of SBFM and SBAM agreed to pay a fine of $450,000, for which it was indemnified by Citigroup, Inc., its former parent. It is not expected that this matter will adversely impact the Fund or its current investment adviser.

12.	Recent accounting pronouncement

On September 20, 2006, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157.

92   Legg Mason Partners Lifestyle Series 2008 Annual Report

Report of independent registered public accounting firm

The Board of Trustees and Shareholders
Legg Mason Partners Equity Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Legg Mason Partners Lifestyle Allocation 100%, Legg Mason Partners Lifestyle Allocation 85%, Legg Mason Partners Lifestyle Allocation 70%, Legg Mason Partners Lifestyle Allocation 50%, Legg Mason Partners Lifestyle Allocation 30% and Legg Mason Partners Lifestyle Income Fund, each a series of Legg Mason Partners Equity Trust (formerly each a series of Legg Mason Partners Lifestyle Series, Inc.), as of January 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2008, by correspondence with the investee funds’ transfer agent and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Legg Mason Partners Lifestyle Allocation 100%, Legg Mason Partners Lifestyle Allocation 85%, Legg Mason Partners Lifestyle Allocation 70%, Legg Mason Partners Lifestyle Allocation 50%, Legg Mason Partners Lifestyle Allocation 30% and Legg Mason Partners Lifestyle Income Fund, as of January 31, 2008, and the results of their operations for the year then ended, changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
March 25, 2008

Legg Mason Partners Lifestyle Series 2008 Annual Report   93

Board approval of management and subadvisory
agreements (unaudited)

Legg Mason Partners Lifestyle Allocation 100%

At a meeting of the Fund’s Board of Trustees, the Board considered the re-approval for an annual period of the Fund’s management agreement, pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, and the Fund’s sub-advisory agreement, pursuant to which Legg Mason Global Asset Allocation, LLC (the “Sub-Adviser”) provides day-to-day management of the Fund’s portfolio. (The management agreement and sub-advisory agreement are collectively referred to as the “Agreements.”) The Manager and the Sub-Adviser are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Adviser. The Independent Trustees requested and received information from the Manager and the Sub-Adviser they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Adviser. Included was information about the Manager, the Sub-Adviser and the Fund’s distributor (including any distributors affiliated with the Fund during the past two years), as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreement
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement, respectively, during the past two years. The Trustees also considered the Manager’s supervisory activities over the Sub-Adviser. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs, including the management of cash and short-term instruments, and the Manager’s role in coordinating the activities of the Sub-Adviser and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Adviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Adviser and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs. The Board also considered the Manager’s response to recent regulatory compliance issues affecting the Manager and the Legg Mason Partners fund complex. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason Partners fund complex. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization,
Legg Mason, Inc.

The Board also considered the division of responsibilities between the Manager and the Sub-Adviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Sub-Adviser’s brokerage policies and practices, the standards applied in seeking best execution, the Manager’s policies and practices regarding soft dollars,

94   Legg Mason Partners Lifestyle Series

and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Adviser.

Fund performance
As the Fund had less than a full year of operations at the time of the review, the Board did not review any comparative performance data. The Board members discussed with representatives of management, including the Chief Investment Officer for the Legg Mason Partners fund complex, the portfolio management strategy of the Fund’s portfolio managers. The Trustees noted that the Manager was committed to providing the resources necessary to assist the portfolio managers. Based on its review, the Board generally was satisfied with management’s efforts to improve performance going forward. The Board determined to continue to evaluate the Fund’s performance and established a committee of Independent Trustees to review performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios
The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. Prior to the Board’s consideration of the Agreements, the Manager informed the Board that the management fee payable by the Fund to the Manager would be eliminated.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributors are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of six retail front-end load actively managed multi-cap core affiliated fund of funds selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data, as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all retail front-end load actively managed multi-cap core affiliated fund of funds (“Expense Universe”). This information showed that the Fund’s actual total expense ratio, after giving effect to the elimination of the Fund’s management fee, was lower than the median of the total expense ratios of the funds in the Expense Group and Expense Universe.

Manager profitability
The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale
The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board

Legg Mason Partners Lifestyle Series   95

Board approval of management and subadvisory
agreements (unaudited) continued

considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that as the Fund’s assets increase over time, it is expected that the Fund and its shareholders will realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also have been appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager
The Board considered other benefits received by the Manager and its affiliates, including the Sub-Adviser, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreement to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement.

Legg Mason Partners Lifestyle Allocation 85%

At a meeting of the Fund’s Board of Trustees, the Board considered the re-approval for an annual period of the Fund’s management agreement, pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, and the Fund’s sub-advisory agreement, pursuant to which Legg Mason Global Asset Allocation, LLC (the “Sub-Adviser”) provides day-to-day management of the Fund’s portfolio. (The management agreement and sub-advisory agreement are collectively referred to as the “Agreements.”) The Manager and the Sub-Adviser are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Adviser. The Independent Trustees requested and received information from the Manager and the Sub-Adviser they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Adviser. Included was information about the Manager, the Sub-Adviser and the Fund’s distributor (including any distributors affiliated with the Fund during the past two years), as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

96   Legg Mason Partners Lifestyle Series

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreement
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement, respectively, during the past two years. The Trustees also considered the Manager’s supervisory activities over the Sub-Adviser. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs, including the management of cash and short-term instruments, and the Manager’s role in coordinating the activities of the Sub-Adviser and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Adviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Adviser and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs. The Board also considered the Manager’s response to recent regulatory compliance issues affecting the Manager and the Legg Mason Partners fund complex. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason Partners fund complex. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities between the Manager and the Sub-Adviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Sub-Adviser’s brokerage policies and practices, the standards applied in seeking best execution, the Manager’s policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Adviser.

Fund performance
The Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target allocation growth funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board members noted that they also had received and discussed with management information at periodic intervals comparing the Fund’s performance to that of its benchmark index. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2007. The Fund performed below the median for the three- and ten-year periods, but performed better than the median for the one- and five-year periods. The Board noted that the number of underlying fund investment options available to the Fund was expanded in 2007 and discussed with management the impact these additional investment options were expected to have on performance. The Board also reviewed performance information provided by the Manager for periods ended September 2007, which showed the Fund’s performance continued to be competitive compared to the Lipper category average during the third quarter. The Board members then discussed with representatives of management the portfolio

Legg Mason Partners Lifestyle Series   97

Board approval of management and subadvisory
agreements (unaudited) continued

management strategy of the Fund’s portfolio managers. The Trustees noted that the Manager was committed to providing the resources necessary to assist the portfolio managers and improve Fund performance. Based on its review, the Board generally was satisfied with the Fund’s performance and management’s efforts to improve performance going forward. The Board determined to continue to evaluate the Fund’s performance and established a committee of Independent Trustees to review performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios
The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. Prior to the Board’s consideration of the Agreements, the Manager informed the Board that the management fee payable by the Fund to the Manager would be eliminated.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributors are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of front-end load affiliated fund of funds consisting of three mixed-asset target allocation growth fund of funds, two mixed-asset target allocation conservative fund of funds and two mixed-asset target allocation moderate fund of funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of the Expense Group and all retail front-end load mixed-asset target allocation growth affiliated fund of funds and mixed-asset target allocation conservative affiliated fund of funds (“Expense Universe”). This information showed that the Fund’s actual total expense ratio, after giving effect to the elimination of the Fund’s management fee, was lower than the median of the total expense ratios of the funds in the Expense Group and Expense Universe.

Manager profitability
The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale
The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that as the Fund’s assets have increased over time, the Fund and its shareholders have realized economies of scale as certain expenses, such as fixed fund fees, became a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also have been appropriately shared with shareholders through increased investment in fund management and administration resources.

98   Legg Mason Partners Lifestyle Series

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager
The Board considered other benefits received by the Manager and its affiliates, including the Sub-Adviser, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreement to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement.

Legg Mason Partners Lifestyle Allocation 70%

At a meeting of the Fund’s Board of Trustees, the Board considered the re-approval for an annual period of the Fund’s management agreement, pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, and the Fund’s sub-advisory agreement, pursuant to which Legg Mason Global Asset Allocation, LLC (the “Sub-Adviser”) provides day-to-day management of the Fund’s portfolio. (The management agreement and sub-advisory agreement are collectively referred to as the “Agreements.”) The Manager and the Sub-Adviser are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Adviser. The Independent Trustees requested and received information from the Manager and the Sub-Adviser they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Adviser. Included was information about the Manager, the Sub-Adviser and the Fund’s distributor (including any distributors affiliated with the Fund during the past two years), as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreement
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement, respectively, during the past two years. The Trustees also considered the Manager’s supervisory activities over the Sub-Adviser. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs, including the management of cash and short-term instruments, and the Manager’s role in coordinating the activities of the Sub-Adviser and the Fund’s other service providers. The Board’s evaluation of the

Legg Mason Partners Lifestyle Series   99

Board approval of management and subadvisory
agreements (unaudited) continued

services provided by the Manager and the Sub-Adviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Adviser and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs. The Board also considered the Manager’s response to recent regulatory compliance issues affecting the Manager and the Legg Mason Partners fund complex. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason Partners fund complex. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities between the Manager and the Sub-Adviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Sub-Adviser’s brokerage policies and practices, the standards applied in seeking best execution, the Manager’s policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Adviser.

Fund performance
The Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target allocation growth funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board members noted that they also had received and discussed with management information at periodic intervals comparing the Fund’s performance to that of its benchmark index. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2007. The Fund performed below the median for all time periods. The Board noted that the number of underlying fund investment options available to the Fund was expanded in 2007 and discussed with management the impact these additional investment options were expected to have on performance. The Board also reviewed performance information provided by the Manager for periods ended September 2007, which showed the Fund’s performance was competitive compared to the Lipper category average during the third quarter. The Board members then discussed with representatives of management the reasons for the Fund’s underperformance compared to the Performance Universe and the portfolio management strategy of the Fund’s portfolio managers. The Trustees noted that the Manager was committed to providing the resources necessary to assist the portfolio managers and improve Fund performance. Based on its review, the Board generally was satisfied with management’s efforts to improve performance going forward. The Board determined to continue to evaluate the Fund’s performance and established a committee of Independent Trustees to review performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios
The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. Prior to the

100   Legg Mason Partners Lifestyle Series

Board’s consideration of the Agreements, the Manager informed the Board that the management fee payable by the Fund to the Manager would be eliminated.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributors are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of front-end load affiliated fund of funds consisting of two mixed-asset target allocation growth fund of funds, two mixed-asset target allocation conservative fund of funds and three mixed-asset target allocation moderate fund of funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of the Expense Group and all retail front-end load mixed-asset target allocation growth affiliated fund of funds and mixed-asset target allocation conservative affiliated fund of funds (“Expense Universe”). This information showed that the Fund’s actual total expense ratio, after giving effect to the elimination of the Fund’s management fee, was lower than the median of the total expense ratios of the funds in the Expense Group and Expense Universe.

Manager profitability
The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of Scale
The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that as the Fund’s assets have increased over time, the Fund and its shareholders have realized economies of scale as certain expenses, such as fixed fund fees, became a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also have been appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager
The Board considered other benefits received by the Manager and its affiliates, including the Sub-Adviser, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Legg Mason Partners Lifestyle Series   101

Board approval of management and subadvisory
agreements (unaudited) continued

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreement to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement.

Legg Mason Partners Lifestyle Allocation 50%

At a meeting of the Fund’s Board of Trustees, the Board considered the re-approval for an annual period of the Fund’s management agreement, pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, and the Fund’s sub-advisory agreement, pursuant to which Legg Mason Global Asset Allocation, LLC (the “Sub-Adviser”) provides day-to-day management of the Fund’s portfolio. (The management agreement and sub-advisory agreement are collectively referred to as the “Agreements.”) The Manager and the Sub-Adviser are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Adviser. The Independent Trustees requested and received information from the Manager and the Sub-Adviser they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Adviser. Included was information about the Manager, the Sub-Adviser and the Fund’s distributor (including any distributors affiliated with the Fund during the past two years), as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreement
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement, respectively, during the past two years. The Trustees also considered the Manager’s supervisory activities over the Sub-Adviser. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs, including the management of cash and short-term instruments, and the Manager’s role in coordinating the activities of the Sub-Adviser and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Adviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Adviser and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs. The Board also considered the Manager’s response to recent regulatory compliance issues affecting the Manager and the Legg Mason Partners fund complex. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and

102   Legg Mason Partners Lifestyle Series

the services provided to the Legg Mason Partners fund complex. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization,
Legg Mason, Inc.

The Board also considered the division of responsibilities between the Manager and the Sub-Adviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Sub-Adviser’s brokerage policies and practices, the standards applied in seeking best execution, the Manager’s policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Adviser.

Fund performance
The Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target allocation moderate funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board members noted that they also had received and discussed with management information at periodic intervals comparing the Fund’s performance to that of its benchmark index. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2007. The Fund performed below the median for all time periods. The Board noted that the number of underlying fund investment options available to the Fund was expanded in 2007 and discussed with management the impact these additional investment options were expected to have on performance. The Board also reviewed performance information provided by the Manager for periods ended September 2007, which showed the Fund’s performance was competitive compared to the Lipper category average during the third quarter. The Board members then discussed with representatives of management the reasons for the Fund’s underperformance compared to the Performance Universe and the portfolio management strategy of the Fund’s portfolio managers. The Trustees noted that the Manager was committed to providing the resources necessary to assist the portfolio managers and improve Fund performance. Based on its review, the Board generally was satisfied with management’s efforts to improve performance going forward. The Board determined to continue to evaluate the Fund’s performance and established a committee of Independent Trustees to review performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios
The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. Prior to the Board’s consideration of the Agreements, the Manager informed the Board that the management fee payable by the Fund to the Manager would be eliminated.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributors are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of front-end load affiliated fund of funds consisting of two mixed-asset target allocation growth fund of funds, four mixed-asset target allocation conservative fund of funds and one mixed-asset target allocation moderate fund of funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of the Expense Group and all retail front-end load mixed-asset target allocation growth affiliated fund of funds and mixed-asset target allocation conservative affiliated fund of funds (“Expense Universe”). This information

Legg Mason Partners Lifestyle Series   103

Board approval of management and subadvisory
agreements (unaudited) continued

showed that the Fund’s actual total expense ratio, after giving effect to the elimination of the Fund’s management fee, was lower than the median of the total expense ratios of the funds in the Expense Group and Expense Universe.

Manager profitability
The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale
The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that as the Fund’s assets have increased over time, the Fund and its shareholders have realized economies of scale as certain expenses, such as fixed fund fees, became a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also have been appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager
The Board considered other benefits received by the Manager and its affiliates, including the Sub-Adviser, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreement to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement.

Legg Mason Partners Lifestyle Allocation 30%

At a meeting of the Fund’s Board of Trustees, the Board considered the re-approval for an annual period of the Fund’s management agreement, pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, and the Fund’s sub-advisory agreement, pursuant to which Legg Mason Global Asset Allocation, LLC (the “Sub-Adviser”) provides day-to-day management of the Fund’s portfolio. (The management agreement and sub-advisory agreement are collectively referred to as the “Agreements.”) The Manager and the Sub-Adviser are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested

104   Legg Mason Partners Lifestyle Series

persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Adviser. The Independent Trustees requested and received information from the Manager and the Sub-Adviser they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Adviser. Included was information about the Manager, the Sub-Adviser and the Fund’s distributor (including any distributors affiliated with the Fund during the past two years), as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreement
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement, respectively, during the past two years. The Trustees also considered the Manager’s supervisory activities over the Sub-Adviser. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs, including the management of cash and short-term instruments, and the Manager’s role in coordinating the activities of the Sub-Adviser and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Adviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Adviser and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs. The Board also considered the Manager’s response to recent regulatory compliance issues affecting the Manager and the Legg Mason Partners fund complex. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason Partners fund complex. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization,
Legg Mason, Inc.

The Board also considered the division of responsibilities between the Manager and the Sub-Adviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Sub-Adviser’s brokerage policies and practices, the standards applied in seeking best execution, the Manager’s policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Adviser.

Legg Mason Partners Lifestyle Series   105

Board approval of management and subadvisory
agreements (unaudited) continued

Fund performance
The Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target allocation conservative funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board members noted that they also had received and discussed with management information at periodic intervals comparing the Fund’s performance to that of its benchmark index. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2007. The Fund performed below the median for the three- and ten-year periods, but performed better than the median for the one- and five-year periods. The Board noted that the number of underlying fund investment options available to the Fund was expanded in 2007 and discussed with management the impact these additional investment options were expected to have on performance. The Board also reviewed performance information provided by the Manager for periods ended September 2007, which showed the Fund’s performance continued to be competitive compared to the Lipper category average during the third quarter. The Board members then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers. The Trustees noted that the Manager was committed to providing the resources necessary to assist the portfolio managers and improve Fund performance. Based on its review, the Board generally was satisfied with the Fund’s performance and management’s efforts to improve performance going forward. The Board determined to continue to evaluate the Fund’s performance and established a committee of Independent Trustees to review performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios
The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. Prior to the Board’s consideration of the Agreements, the Manager informed the Board that the management fee payable by the Fund to the Manager would be eliminated.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributors are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of front-end load affiliated fund of funds consisting of three mixed-asset target allocation growth fund of funds and three mixed-asset target allocation conservative fund of funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of the Expense Group and all retail front-end load mixed-asset target allocation growth affiliated fund of funds and mixed-asset target allocation conservative affiliated fund of funds (“Expense Universe”). This information showed that the Fund’s actual total expense ratio, after giving effect to the elimination of the Fund’s management fee, was lower than the median of the total expense ratios of the funds in the Expense Group and Expense Universe.

Manager profitability
The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

106   Legg Mason Partners Lifestyle Series

Economies of scale
The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that as the Fund’s assets have increased over time, the Fund and its shareholders have realized economies of scale as certain expenses, such as fixed fund fees, became a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also have been appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager
The Board considered other benefits received by the Manager and its affiliates, including the Sub-Adviser, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreement to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement.

Legg Mason Partners Lifestyle Income Fund

At a meeting of the Fund’s Board of Trustees, the Board considered the re-approval for an annual period of the Fund’s management agreement, pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, and the Fund’s sub-advisory agreement, pursuant to which Legg Mason Global Asset Allocation, LLC (the “Sub-Adviser”) provides day-to-day management of the Fund’s portfolio. (The management agreement and sub-advisory agreement are collectively referred to as the “Agreements.”) The Manager and the Sub-Adviser are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Adviser. The Independent Trustees requested and received information from the Manager and the Sub-Adviser they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Adviser. Included was information about the Manager, the Sub-Adviser and the Fund’s distributor (including any distributors affiliated with the Fund during the past two years), as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Legg Mason Partners Lifestyle Series   107

Board approval of management and subadvisory
agreements (unaudited) continued

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreement
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement, respectively, during the past two years. The Trustees also considered the Manager’s supervisory activities over the Sub-Adviser. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs, including the management of cash and short-term instruments, and the Manager’s role in coordinating the activities of the Sub-Adviser and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Adviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Adviser and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs. The Board also considered the Manager’s response to recent regulatory compliance issues affecting the Manager and the Legg Mason Partners fund complex. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason Partners fund complex. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization,
Legg Mason, Inc.

The Board also considered the division of responsibilities between the Manager and the Sub-Adviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Sub-Adviser’s brokerage policies and practices, the standards applied in seeking best execution, the Manager’s policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Adviser.

Fund performance
The Board received and reviewed performance information for the Fund and for all retail and institutional general bond funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board members noted that they also had received and discussed with management information at periodic intervals comparing the Fund’s performance to that of its benchmark index. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three- and five-year periods ended June 30, 2007. The Fund performed better than the median for the three- and five-year periods, but performed slightly below the median for the one-year period. The Board noted that the number of underlying fund investment options available to the Fund was expanded in 2007 and discussed with management the impact these additional investment options were expected to have on performance. The Board also reviewed performance information provided by the Manager for periods ended September 2007, which showed the Fund’s performance was competitive compared to the Lipper category average during the third quarter. The Board members then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio

108   Legg Mason Partners Lifestyle Series

managers. The Trustees noted that the Manager was committed to providing the resources necessary to assist the portfolio managers and improve Fund performance. Based on its review, the Board generally was satisfied with the Fund’s performance and management’s efforts to improve performance going forward. The Board determined to continue to evaluate the Fund’s performance and established a committee of Independent Trustees to review performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios
The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. Prior to the Board’s consideration of the Agreements, the Manager informed the Board that the management fee payable by the Fund to the Manager would be eliminated.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributors are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of front-end load affiliated fund of funds consisting of one mixed-asset target allocation conservative fund of funds, three multi-cap core fund of funds, one intermediate investment grade debt fund of funds and one international multi-cap core fund of funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of the Expense Group and all retail front-end load actively managed open-end affiliated fund of funds (“Expense Universe”). This information showed that the Fund’s actual total expense ratio, after giving effect to the elimination of the Fund’s management fee, was lower than the median of the total expense ratios of the funds in the Expense Group and Expense Universe.

Manager profitability
The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale
The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that as the Fund’s assets have increased over time, the Fund and its shareholders have realized economies of scale as certain expenses, such as fixed fund fees, became a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also have been appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Legg Mason Partners Lifestyle Series   109

Board approval of management and subadvisory
agreements (unaudited) continued

Other benefits to the manager
The Board considered other benefits received by the Manager and its affiliates, including the Sub-Adviser, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreement to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement.

110   Legg Mason Partners Lifestyle Series

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of the Legg Mason Partners Equity Trust (the “Trust”) are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling Legg Mason Partners Shareholder Services at 1-800-451-2010.

NON-INTERESTED TRUSTEES
PAUL R. ADES c/o R. Jay Gerken, CFA, Legg Mason & Co., LLC, (“Legg Mason”), 620 Eighth Avenue New York, NY 10018

Birth year	1940

Position(s) held with Fund[1]	Trustee

Term of office[1] and length of time served[2]	Since 1983

Principal occupation(s) during past 5 years	Law Firm of Paul R. Ades, PLLC (Since 2000)

Number of portfolios in fund complex overseen by Trustee	47

Other board member- ships held by Trustee	None

ANDREW L. BREECH c/o R. Jay Gerken, CFA, Legg Mason, 620 Eighth Avenue, New York, NY 10018

Birth year	1952

Position(s) held with fund[1]	Trustee

Term of office[1] and length of time served[2]	Since 1991

Principal occupation(s) during past 5 years	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)

Number of portfolios in fund complex overseen by Trustee	47

Other board member- ships held by Trustee	None

Legg Mason Partners Lifestyle Series   111

Additional information (unaudited) continued

DWIGHT B. CRANE c/o R. Jay Gerken, CFA, Legg Mason, 620 Eighth Avenue, New York, NY 10018

Birth year	1937

Position(s) held with fund[1]	Trustee

Term of office[1] and Length of time served[2]	Since 1981

Principal occupation(s) during past 5 years	Independent Consultant (since 1969); Professor Harvard Business School (1969 to 2007)

Number of portfolios in fund complex overseen by Trustee	49

Other board member- ships held by Trustee	None

ROBERT M. FRAYN, JR. c/o R. Jay Gerken, CFA, Legg Mason, 620 Eighth Avenue, New York, NY 10018

Birth year	1934

Position(s) held with fund[1]	Trustee

Term of office[1] and Length of time served[2]	Since 1981

Principal occupation(s) during past 5 years	Retired; Formerly, President and Director, Book Publishing Co. (from 1970 to 2002)

Number of portfolios in fund complex overseen by Trustee	47

Other board member- ships held by Trustee	None

FRANK G. HUBBARD c/o R. Jay Gerken, CFA, Legg Mason, 620 Eighth Avenue, New York, NY 10018

Birth year	1937

Position(s) held with fund[1]	Trustee

Term of office[1] and Length of time served[2]	Since 1993

Principal occupation(s) during past 5 years	President of Avatar International, Inc. (Business Development) (since 1998)

Number of portfolios in fund complex overseen by Trustee	47

Other board member- ships held by Trustee	None

112   Legg Mason Partners Lifestyle Series

HOWARD J. JOHNSON c/o R. Jay Gerken, CFA, Legg Mason, 620 Eighth Avenue, New York, NY 10018

Birth year	1938

Position(s) held with fund[1]	Trustee

Term of office[1] and Length of time served[2]	From 1981 to 1998 and 2000 to Present

Principal occupation(s) during past 5 years	Chief Executive Officer, Genesis Imaging LLC (technology company) (since 2003)

Number of portfolios in fund complex overseen by Trustee	47

Other board member- ships held by Trustee	None

DAVID E. MARYATT c/o R. Jay Gerken, CFA, Legg Mason, 620 Eighth Avenue, New York, NY 10018

Birth year	1936

Position(s) held with fund[1]	Trustee

Term of office[1] and Length of time served[2]	Since 1983

Principal occupation(s) during past 5 years	Private Investor; President and Director, ALS Co. (real estate management and development firm) (since 1993)

Number of portfolios in fund complex overseen by Trustee	47

Other board member- ships held by Trustee	None

JEROME H. MILLER c/o R. Jay Gerken, CFA, Legg Mason, 620 Eighth Avenue, New York, NY 10018

Birth year	1938

Position(s) held with fund[1]	Trustee

Term of office[1] and Length of time served[2]	Since 1995

Principal occupation(s) during past 5 years	Retired

Number of portfolios in fund complex overseen by Trustee	47

Other board member- ships held by Trustee	None

Legg Mason Partners Lifestyle Series   113

Additional information (unaudited) continued

KEN MILLER c/o R. Jay Gerken, CFA, Legg Mason, 620 Eighth Avenue, New York, NY 10018

Birth Year	1942

Position(s) held with fund[1]	Trustee

Term of office[1] and Length of time served[2]	Since 1983

Principal occupation(s) during past 5 years	President of Young Stuff Apparel Group, Inc. (since 1963)

Number of portfolios in fund complex overseen by Trustee	47

Other board member- ships held by Trustee	None

JOHN J. MURPHY c/o R. Jay Gerken, CFA, Legg Mason, 620 Eighth Avenue, New York, NY 10018

Birth year	1944

Position(s) held with fund[1]	Trustee

Term of office[1] and Length of time served[2]	Since 2002

Principal occupation(s) during past 5 years	President; Murphy Capital Management (investment advice) (since 1983)

Number of portfolios in fund complex overseen by Trustee	47

Other board member- ships held by Trustee	Director, Nicholas Applegate funds; Trustee; Consulting Group Capital Markets Funds; Formerly, Director, Atlantic Stewardship Bank (from 2004 to 2005); director, Barclays International Funds Group Ltd. and affiliated companies (to 2003)

THOMAS F. SCHLAFLY c/o R. Jay Gerken, CFA, Legg Mason, 620 Eighth Avenue, New York, NY 10018

Birth year	1948

Position(s) held with fund[1]	Trustee

Term of office[1] and Length of time served[2]	Since 2006

Principal occupation(s) during past 5 years	Of Counsel, Husch Blackwell Sanders LLP (law firm) (since 1984); President, The Saint Louis Brewery, Inc. (brewery) (since 1989)

Number of portfolios in fund complex overseen by Trustee	47

Other board member- ships held by Trustee	Director, Citizens National Bank of St. Louis, Maplewood, MO (since 2006)

114   Legg Mason Partners Lifestyle Series

JERRY A. VISCIONE c/o R. Jay Gerken, CFA, Legg Mason, 620 Eighth Avenue, New York, NY 10018

Birth year	1944

Position(s) held with fund[1]	Trustee

Term of Office[1] and Length of time served[2]	Since 1993

Principal occupation(s) during past 5 years	Retired; Formerly, Executive Vice President, Marquette University (from 1997 to 2002)

Number of portfolios in fund complex overseen by Trustee	47

Other board member- ships held by Trustee	None
INTERESTED TRUSTEE
R. JAY GERKEN, CFA[3] Legg Mason, 620 Eighth Avenue, New York, NY 10018

Birth year	1951

Position(s) held with fund[1]	Chairman, President and Chief Executive Officer

Term of office[1] and Length of time served[2]	Since 2002

Principal occupation(s) during past 5 years	Managing Director of Legg Mason; Chairman of the Board and Trustee/Director of 149 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and its affiliates; Chairman, President and Chief Executive Officer of LMPFA (since 2006); Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason and its affiliates; Formerly Chairman President and Chief Executive Officer of Travelers Investment Adviser, Inc. (“TIA”) (from 2002 to 2005)

Number of portfolios in fund complex overseen by Trustee	137

Other board member- ships held by Trustee	Trustee, Consulting Group Capital Markets Funds (from 2002 to 2006)

Legg Mason Partners Lifestyle Series   115

Additional information (unaudited) continued

OFFICERS
KAPREL OZSOLAK Legg Mason, 55 Water Street, New York, NY 10041

Birth year	1965

Position(s) held with fund[1]	Chief Financial Officer and Treasurer

Term of office[1] and Length of time served[2]	Since 2004

Principal occupation(s) during past 5 years	Director of Legg Mason; Chief Financial Officer and Treasurer of certain mutual funds associated with Legg Mason; Formerly, Controller of certain mutual funds associated with certain predecessor firms of Legg Mason (from 2002 to 2004)

Number of portfolios in fund complex overseen by Trustee	N/A

Other board member- ships held by Trustee	N/A

TED P. BECKER Legg Mason, 620 Eighth Avenue, New York, NY 10018

Birth year	1951

Position(s) held with fund[1]	Chief Compliance Officer

Term of office[1] and Length of time served[2]	Since 2006

Principal occupation(s) during past 5 years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance at Legg Mason (since 2005); Chief Compliance Officer with certain mutual funds associated with Legg Mason, LMPFA and certain affiliates (since 2006); Formerly, Managing Director of Compliance at Legg Mason or its predecessor (from 2002 to 2005)

Number of portfolios in fund complex overseen by Trustee	N/A

Other board member- ships held by Trustee	N/A

116   Legg Mason Partners Lifestyle Series

JOHN CHIOTA Legg Mason, 300 First Stamford Place, Stamford, CT 06902

Birth year	1968

Position(s) held with fund[1]	Chief Anti-Money Laundering Compliance Officer

Term of office[1] and Length of time served[2]	Since 2006

Principal occupation(s) during past 5 years	Vice President of Legg Mason or its predecessor (since 2004); Chief Anti-Money Laundering Compliance Officer with certain mutual funds associated with Legg Mason or its affiliates (since 2006); Prior to August 2004, Chief AML Compliance Officer with TD Waterhouse

Number of portfolios in fund complex overseen by Trustee	N/A

Other board member- ships held by Trustee	N/A

ROBERT I. FRENKEL Legg Mason, 300 First Stamford Place, Stamford, CT 06902

Birth year	1954

Position(s) held with fund	Secretary and Chief Legal Officer

Term of office[1] and Length of time served[2]	Since 2003

Principal occupation(s) during past 5 years	Managing Director and General Counsel of Global Mutual Funds for Legg Mason and its predecessors (since 1994); Secretary and Chief Legal Officer of mutual funds associated with Legg Mason (since 2003); Formerly, Secretary of CFM (from 2001 to 2004)

Number of portfolios in fund complex overseen by Trustee	N/A

Other board member- ships held by Trustee	N/A

Legg Mason Partners Lifestyle Series   117

Additional information (unaudited) continued

THOMAS C. MANDIA Legg Mason, 300 First Stamford Place, Stamford, CT 06902

Birth year	1962

Position(s) held with fund[1]	Assistant Secretary

Term of office[1] and Length of time served[2]	Since 2000

Principal occupation(s) during past 5 years	Managing Director and Deputy General Counsel of Legg Mason (since 2005); Managing Director and Deputy General Counsel for CAM (since 1992); Assistant Secretary of certain mutual funds associated with Legg Mason

Number of portfolios in fund complex overseen by Trustee	N/A

Other board member- ships held by Trustee	N/A

ALBERT LASKAJ Legg Mason, 55 Water Street, New York, NY 10041

Birth year	1977

Position(s) held with fund[1]	Controller

Term of office[1] and Length of time served[2]	Since 2007

Principal occupation(s) during past 5 years	Controller of certain mutual funds associated with Legg Mason (since 2007); Formerly, Assistant Controller of certain mutual funds associated with Legg Mason (from 2005 to 2007); Formerly, Accounting Manager of certain mutual funds associated with certain predecessor firms of Legg Mason (from 2003 to 2005);

Number of portfolios in fund complex overseen by Trustee	N/A

Other board member- ships held by Trustee	N/A

118   Legg Mason Partners Lifestyle Series

STEVEN FRANK Legg Mason, 55 Water Street, New York, NY 10041

Birth year	1967

Position(s) held with fund[1]	Controller

Term of office[1] and Length of time served[2]	Since 2005

Principal occupation(s) during past 5 years	Vice President of Legg Mason (since 2002); Controller of certain mutual funds associated with Legg Mason or its predecessors (since 2005); Formerly, Assistant Controller of certain mutual funds associated with Legg Mason predecessors (from 2001 to 2005)

Number of portfolios in fund complex overseen by Trustee	N/A

Other board member- ships held by Trustee	N/A

[1]	Each Trustee and Officer serves until his or her successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee or officer became a Board Member or Officer, as applicable, for a Fund in the Legg Mason Partners Fund complex.

[3]	Mr. Gerken is an “interested person” of the Trust as defined in the 1940 Act, as amended, because Mr. Gerken is an officer of LMPFA and certain of its affiliates.

Legg Mason Partners Lifestyle Series   119

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended January 31, 2008:

	Lifestyle Allocation 100%
Record Date:	12/12/2007	12/27/2007

Payable Date:	12/13/2007	12/28/2007

Ordinary Income:

Qualified Dividend Income for Individuals	—	100.00%

Dividends Qualifying for the Dividends Received Deduction for Corporations	—	16.89%

Long-Term Capital Gain Dividend	$0.021207	—

	Lifestyle Allocation 85%
Record Date:	6/21/2007	12/12/2007	12/27/2007

Payable Date:	6/22/2007	12/13/2007	12/28/2007

Ordinary Income:

Qualified Dividend Income for Individuals	69.35%	50.11%	50.11%

Dividends Qualifying for the Dividends Received Deduction for Corporations	13.67%	13.67%	13.67%

Interest from Federal Obligations	1.35%	1.35%	1.35%

Long-Term Capital Gain Dividend	$0.548529	$0.086880	—

	Lifestyle Allocation 70%
Record Date:	6/21/2007	12/27/2007

Payable Date:	6/22/2007	12/28/2007

Ordinary Income:

Qualified Dividend Income for Individuals	12.15%	36.87%

Dividends Qualifying for the Dividends Received Deduction for Corporations	22.78%	22.78%

Interest from Federal Obligations	2.93%	2.93%

120   Legg Mason Partners Lifestyle Series

	Lifestyle Allocation 50%
Record Date:	3/29/2007	6/21/2007	6/28/2007

Payable Date:	3/30/2007	6/22/2007	6/29/2007

Ordinary Income:

Qualified Dividend Income for Individuals	12.75%	—	17.80%

Dividends Qualifying for the Dividends Received Deduction for Corporations	10.05%	—	10.05%

Interest from Federal Obligations	3.60%	—	3.60%

Long-Term Capital Gain Dividend	—	$0.292264	—

Record Date:	9/27/2007	12/12/2007	12/27/2007

Payable Date:	9/28/2007	12/13/2007	12/28/2007

Ordinary Income:

Qualified Dividend Income for Individuals	17.80%	17.80%	17.80%

Dividends Qualifying for the Dividends Received Deduction for Corporations	10.05%	10.05%	10.05%

Interest from Federal Obligations	3.60%	3.60%	3.60%

Long-Term Capital Gain Dividend	—	$0.067175	—

	Lifestyle Allocation 30%
Record Date:	3/29/2007	6/28/2007	9/27/2007	12/27/2007

Payable Date:	3/30/2007	6/29/2007	9/28/2007	12/28/2007

Ordinary Income:

Qualified Dividend Income for Individuals	6.48%	10.18%	10.18%	10.18%

Dividends Qualifying for the Dividends Received Deduction for Corporations	5.86%	5.86%	5.86%	5.86%

Interest from Federal Obligations	5.32%	5.32%	5.32%	5.32%

Legg Mason Partners Lifestyle Series   121

Important tax information (unaudited) continued

	Income Fund
Record Date:	2/27/2007	March through January

Payable Date:	2/28/2007	Monthly

Ordinary Income:

Qualified Dividend Income for Individuals	4.72%	2.67%

Dividends Qualifying for the Dividends Received Deduction for Corporations	2.87%	2.87%

Interest from Federal Obligations	5.10%	5.10%

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

Please retain this information for your records.

122   Legg Mason Partners Lifestyle Series

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Legg Mason Partners Lifestyle Series

Trustees

Paul R. Ades
Andrew L. Breech
Dwight B. Crane
Robert M. Frayn, Jr.
R. Jay Gerken, CFA
  Chairman
Frank G. Hubbard
Howard J. Johnson
David E. Maryatt
Jerome H. Miller
Ken Miller
John J. Murphy
Thomas F. Schlafly
Jerry A. Viscione

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadviser

Legg Mason Global Asset
Allocation, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

PFPC Inc.
4400 Computer Drive
Westborough, Massachusetts 01581

Independent registered public
accounting firm

KPMG LLP
345 Park Avenue
New York, New York 10154

Legg Mason Partners Lifestyle Series

Legg Mason Partners Lifestyle Allocation 100%
Legg Mason Partners Lifestyle Allocation 85%
Legg Mason Partners Lifestyle Allocation 70%
Legg Mason Partners Lifestyle Allocation 50%
Legg Mason Partners Lifestyle Allocation 30%
Legg Mason Partners Lifestyle Income Fund

The Funds are separate investment series of the Legg Mason Partners Equity Trust, a Maryland business trust.

Legg Mason Partners Lifestyle Series
Legg Mason Partners Funds
55 Water Street
32nd Floor
New York, New York 10041

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on the Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Lifestyle Series. This report is not authorized for distribution to prospective investors in the Legg Mason Partners Lifestyle Series unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before you invest.

www.leggmason.com/individualinvestors

2008 Legg Mason Investor Services, LLC
Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

• Each was purposefully chosen for their commitment to investment excellence.

• Each is focused on specific investment styles and asset classes.

• Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked ninth-largest investment manager in 2007, based on 12/31/06 assets under management, according to Pensions & Investments, May 2007.

www.leggmason.com/individualinvestors

2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01278 3/08 SR08-532

NOT PART OF THE ANNUAL REPORT

ITEM 2. CODE OF ETHICS.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Directors of the registrant has determined that Jerry A. Viscione possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Viscione as the Audit Committee’s financial expert. Mr. Viscione is an “independent” Director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
a) Audit Fees. The aggregate fees billed in the last two fiscal years ending January 31, 2007 and January 31, 2008 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $116,500 in 2007 and $132,000 in 2008.
b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2007 and $33,500 in 2008. These services consisted of procedures performed in connection with the Re-domiciliation of the various reviews of Prospectus supplements, and consent issuances related to the N-1A filings for the Legg Mason Partners Equity Trust.
In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Equity Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods (prior to July 6, 2003 services provided by the Auditor were not required to be pre-approved).
(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by KPMG for tax compliance, tax advice and tax planning (“Tax Services”) were $18,700 in 2007 and $16,600 in 2008. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.
There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.
d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Legg Mason Partners Equity Trust.
All Other Fees. There were no other non-audit services rendered by the Auditor Legg Mason Partners Fund Advisor, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Equity Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.
(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee July implement policies and procedures by which such services are approved other than by the full Committee.
The Committee shall not approve non-audit services that the Committee believes July impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services July not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.
Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.
(2) For the Legg Mason Partners Equity Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 0% for 2007 and 2008; Tax Fees were 100% and 0% for 2007 and 2008; and Other Fees were 100% and 0% for 2007 and 2008.
(f) N/A
(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Equity Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Equity Trust during the reporting period were $0 in 2008.
(h) Yes. Legg Mason Partners Equity Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Equity Trust to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
a) The entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:
Paul R. Ades
Andrew L. Breech
Dwight B. Crane
Robert M. Frayn, Jr.
Frank G. Hubbard
Howard J. Johnson
David E. Maryatt
Jerome H. Miller
Ken Miller
John J. Murphy
Thomas F. Schlafly
Jerry A. Viscione
b) Not applicable
ITEM 6. SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1) Code of Ethics attached hereto.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken

(R. Jay Gerken) Chief Executive Officer of Legg Mason Partners Equity Trust
Date: April 02, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

(R. Jay Gerken) Chief Executive Officer of Legg Mason Partners Equity Trust
Date: April 02, 2008

By:	/s/ Kaprel Ozsolak

(Kaprel Ozsolak) Chief Financial Officer of Legg Mason Partners Equity Trust
Date: April 02, 2008